UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2021

Date of reporting period:	January 1, 2021 — June 30, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

August 12, 2021

Dear Shareholder:

The U.S. economy is much improved from a year ago, or even six months ago. Gross domestic product is growing at a pre-pandemic pace. Stock prices are high and interest rates are low. More and more workers are finding jobs, with millions still open. At the same time, vaccinations in many areas have not yet reached enough people to stop the spread of Covid-19. U.S. and global infection rates have recently risen.

While it is too soon to declare the pandemic over, it is worth taking stock of the economy’s transition. Some changes accelerated by the pandemic could be lasting. Dynamic, well-managed companies have adapted to seize new, more sustainable growth opportunities.

An active investment philosophy is well suited to this time. Putnam’s research teams are analyzing the fundamentals of what has stayed the same and what has changed to uncover valuable investment insights or potential risks.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group comprising mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/21)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2021

Class IA: $5.56	Class IB: $5.59

Total return at net asset value

				Bloomberg
			ICE BofA	Barclays U.S.
	Class IA	Class IB	U.S. Treasury	Aggregate
(as of 6/30/21)	shares*	shares†	Bill Index	Bond Index
6 months	–1.41%	–1.49%	0.03%	–1.60%
1 year	5.05	4.95	0.10	–0.33
5 years	26.17	24.84	6.10	16.08
Annualized	4.76	4.54	1.19	3.03
10 years	38.27	35.02	6.74	39.62
Annualized	3.29	3.05	0.65	3.39
Life	291.14	272.40	96.92	297.94
Annualized	5.03	4.84	2.47	5.10

Recent performance may have benefited from one or more legal settlements.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

The ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

All Bloomberg Barclays indices provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license.  Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy of completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/21 to 6/30/21. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/20	0.80%	1.05%
Annualized expense ratio for the six-month
period ended 6/30/21	0.79%	1.04%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/21		ended 6/30/21
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.89	$5.12	$3.96	$5.21
Ending value
(after
expenses)	$985.90	$985.10	$1,020.88	$1,019.64

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/21. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Diversified Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

The fund’s portfolio 6/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (60.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association
Pass-Through Certificates
5.50%, 5/20/49	$29,082	$33,284
5.00%, with due dates from 5/20/49 to 3/20/50	192,780	213,510
4.00%, TBA, 7/1/51	3,000,000	3,167,280
3.50%, with due dates from 9/20/49 to 11/20/49	200,662	216,847
		3,630,921
U.S. Government Agency Mortgage Obligations (58.0%)
Federal National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	52,524	58,061
4.50%, 5/1/49	22,417	24,378
Uniform Mortgage-Backed Securities
5.50%, TBA, 7/1/51	3,000,000	3,347,414
4.50%, TBA, 7/1/51	2,000,000	2,151,717
4.00%, TBA, 7/1/51	18,000,000	19,165,779
3.50%, TBA, 7/1/51	22,000,000	23,154,989
3.00%, TBA, 7/1/51	10,000,000	10,425,002
2.50%, TBA, 7/1/51	17,000,000	17,583,046
2.00%, TBA, 8/1/51	6,000,000	6,050,479
2.00%, TBA, 7/1/51	21,000,000	21,218,513
		103,179,378
Total U.S. government and agency mortgage
obligations (cost $106,888,614)		$106,810,299

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value

U.S. Treasury Notes 1.375%, 1/31/25 [i]	$108,000	$111,594
Total U.S. treasury obligations (cost $111,594)		$111,594

MORTGAGE-BACKED SECURITIES (40.9%)*	Principal amount	Value

Agency collateralized mortgage obligations (21.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.25%), 6.159%, 9/25/50	$3,757,278	$732,669
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.127%, 12/15/47	952,226	114,267
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 6.027%, 8/15/56	2,492,821	570,332
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 6.027%, 4/15/47	680,204	134,131
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 6.009%, 8/25/50	5,381,287	1,029,171
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.959%, 1/25/50	3,214,145	552,044
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	4,053,492	654,615
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	537,446	80,617
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	4,553,936	665,882
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	3,163,124	452,022
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	3,370,788	582,904
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,488,383	702,015
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	536,693	65,606
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	262,527	31,057
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	523,860	53,680
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	345,107	40,795
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,243,454	140,759
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	955,127	137,414
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	337,542	43,755
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	415,212	38,997
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,022,412	91,138

MORTGAGE-BACKED
SECURITIES (40.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	$758,106	$41,616
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	428,744	30,539
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	407,434	24,365
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	5,652,469	745,228
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	309,707	8,009
Structured Pass-Through Certificates FRB
Ser. 57, Class 1AX, IO, 0.38%, 7/25/43 W	701,650	7,017
Federal National Mortgage Association
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x
1 Month US LIBOR) + 6.60%), 6.509%, 9/25/43	1,107,360	229,455
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x
1 Month US LIBOR) + 6.40%), 6.309%, 4/25/40	399,616	80,215
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x
1 Month US LIBOR) + 6.25%), 6.159%, 3/25/48	2,133,031	392,369
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.20%), 6.109%, 6/25/48	3,369,185	508,383
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x
1 Month US LIBOR) + 6.20%), 6.109%, 6/25/45	2,219,143	385,228
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.15%), 6.059%, 5/25/47	4,294,983	700,598
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 6.009%, 12/25/48	1,163,480	111,621
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 6.009%, 12/25/46	1,595,224	292,841
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	911,464	194,953
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.959%, 3/25/50	2,171,405	396,281
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.959%, 10/25/49	5,094,206	850,743
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.959%, 8/25/49	2,113,344	330,283
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x
1 Month US LIBOR) + 6.00%), 5.909%, 7/25/39	290,118	6,288
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 5.95%), 5.859%, 2/25/43	959,871	193,397
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	74,536	12,465
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,509,687	279,292
Interest Strip Ser. 378, Class 19, IO,
5.00%, 6/25/35	225,300	37,425
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	1,876,221	299,479
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	2,987,685	541,966
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	4,275,073	686,247
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	189,839	35,840
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	491,610	19,664
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	6,233,472	903,853
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	505,575	63,894
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	386,230	23,851
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,397,334	161,394
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	572,744	66,851
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	433,583	49,554
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	487,782	24,706
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	782,702	42,480
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	314,792	5,842
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	546,756	11,591
Government National Mortgage Association
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month
US LIBOR) + 6.30%), 6.225%, 6/20/51	3,465,000	452,598
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month
US LIBOR) + 6.30%), 6.207%, 5/20/51	4,874,395	641,373
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month
US LIBOR) + 6.30%), 6.207%, 4/20/51	4,019,991	587,727

4 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (40.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month
US LIBOR) + 6.30%), 6.207%, 9/20/50	$3,506,370	$659,092
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month
US LIBOR) + 6.18%), 6.087%, 4/20/44	2,111,791	443,226
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.057%, 7/20/50	4,200,102	689,633
IFB Ser. 18-139, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.057%, 10/20/48	2,407,097	361,528
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.057%, 9/20/43	387,537	72,314
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 6.025%, 7/16/43	237,390	37,612
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 6.007%, 4/20/50	4,097,685	717,946
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 6.007%, 8/20/49	3,454,519	509,542
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 6.007%, 7/20/49	3,376,855	490,691
IFB Ser. 19-89, Class PS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 6.007%, 7/20/49	4,279,761	636,992
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.957%, 2/20/50	398,271	48,277
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.957%, 1/20/50	1,928,363	320,987
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.957%, 12/20/49	1,967,447	298,762
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.957%, 8/20/49	127,708	18,417
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.957%, 6/20/49	152,789	19,594
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.907%, 8/20/43	3,010,696	597,563
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 5.60%), 5.507%, 8/20/44	996,439	174,491
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	475,754	80,264
Ser. 16-42, IO, 5.00%, 2/20/46	777,184	136,382
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	531,035	77,791
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,389,435	272,482
Ser. 14-76, IO, 5.00%, 5/20/44	418,323	70,874
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	442,843	78,605
Ser. 12-146, IO, 5.00%, 12/20/42	694,896	128,716
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	226,390	41,536
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	341,127	62,300
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,520,962	283,751
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	869,469	160,069
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,342,700	248,921
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	282,033	51,045
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	2,327,430	329,375
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	585,206	83,275
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	341,226	34,771
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	670,059	117,314
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	995,734	162,972
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	274,174	19,539
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	118,835	8,304
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	549,704	93,495
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	639,813	56,341
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	661,304	109,422
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	689,691	111,735
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	330,303	50,801
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	399,873	73,649
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,822,716	267,648

MORTGAGE-BACKED
SECURITIES (40.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	$540,412	$66,880
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	1,195,961	182,481
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	655,935	66,951
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	587,628	35,258
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	415,935	58,938
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	705,696	102,736
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,366,739	129,748
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	4,561,382	536,043
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	7,001,457	808,852
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	731,863	70,544
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	620,588	47,480
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	143,928	2,769
Ser. 13-76, IO, 3.50%, 5/20/43	886,919	105,144
Ser. 13-28, IO, 3.50%, 2/20/43	269,528	26,691
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	391,798	40,206
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	696,873	69,771
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	276,387	26,387
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	815,947	125,637
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	987,309	152,269
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,180,465	164,431
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	684,153	29,077
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	1,303,464	81,154
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	5,204,062	443,800
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	5,502,247	419,546
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	9,268,985	765,759
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	4,644,508	477,629
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	2,056,571	225,368
Ser. 17-H02, Class BI, IO, 2.441%, 1/20/67 W	2,142,473	162,609
Ser. 18-H05, Class BI, IO, 2.396%, 2/20/68 W	2,885,582	268,720
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68 W	2,349,202	218,769
Ser. 16-H23, Class NI, IO, 2.369%, 10/20/66 W	7,887,804	595,529
Ser. 17-H06, Class BI, IO, 2.366%, 2/20/67 W	2,377,155	183,730
Ser. 16-H22, Class AI, IO, 2.354%, 10/20/66 W	2,663,674	201,637
Ser. 18-H03, Class XI, IO, 2.315%, 2/20/68 W	2,543,934	221,322
Ser. 16-H16, Class EI, IO, 2.277%, 6/20/66 W	2,036,031	156,367
Ser. 17-H08, Class NI, IO, 2.262%, 3/20/67 W	3,049,757	229,952
Ser. 17-H12, Class QI, IO, 2.259%, 5/20/67 W	2,411,679	164,252
Ser. 17-H16, Class JI, IO, 2.241%, 8/20/67 W	3,243,624	294,472
Ser. 16-H24, Class JI, IO, 2.209%, 11/20/66 W	2,511,678	211,850
Ser. 17-H11, Class TI, IO, 2.203%, 4/20/67 W	1,816,489	162,939
Ser. 16-H14, Class AI, IO, 2.186%, 6/20/66 W	1,963,467	137,690
Ser. 16-H17, Class KI, IO, 2.121%, 7/20/66 W	1,349,297	98,443
Ser. 15-H24, Class AI, IO, 2.114%, 9/20/65 W	2,429,788	159,627
Ser. 16-H03, Class DI, IO, 2.034%, 12/20/65 W	2,694,968	172,031
Ser. 16-H06, Class DI, IO, 1.919%, 7/20/65 W	4,113,720	226,423
Ser. 17-H16, Class IB, IO, 1.857%, 8/20/67 W	2,845,867	181,817
Ser. 17-H11, Class DI, IO, 1.854%, 5/20/67 W	2,176,515	169,487
Ser. 15-H25, Class EI, IO, 1.852%, 10/20/65 W	2,108,498	149,703
Ser. 17-H10, Class MI, IO, 1.85%, 4/20/67 W	4,062,802	259,207
Ser. 17-H09, IO, 1.822%, 4/20/67 W	2,952,897	179,223
Ser. 15-H10, Class BI, IO, 1.80%, 4/20/65 W	1,847,290	125,800
FRB Ser. 15-H08, Class CI, IO, 1.786%, 3/20/65 W	1,378,056	85,302
Ser. 16-H03, Class AI, IO, 1.758%, 1/20/66 W	2,168,474	135,152
Ser. 15-H23, Class BI, IO, 1.746%, 9/20/65 W	3,025,418	198,165
Ser. 17-H16, Class IG, IO, 1.744%, 7/20/67 W	2,860,294	171,017
Ser. 16-H09, Class BI, IO, 1.721%, 4/20/66 W	3,738,219	287,469
Ser. 16-H24, Class CI, IO, 1.69%, 10/20/66 W	1,974,393	121,623
Ser. 16-H14, IO, 1.675%, 6/20/66 W	1,546,914	82,222
Ser. 13-H08, Class CI, IO, 1.615%, 2/20/63 W	2,896,550	112,676
Ser. 15-H25, Class AI, IO, 1.608%, 9/20/65 W	4,186,828	262,933

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED
SECURITIES (40.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H10, Class AI, IO, 1.552%, 4/20/66 W	$4,212,196	$211,103
Ser. 16-H02, Class HI, IO, 1.542%, 1/20/66 W	3,013,231	169,042
Ser. 14-H21, Class BI, IO, 1.532%, 10/20/64 W	2,577,315	140,464
Ser. 16-H06, Class CI, IO, 1.516%, 2/20/66 W	4,311,683	190,995
		39,060,746
Commercial mortgage-backed securities (7.4%)
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	278,000	249,154
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.54%, 1/12/45 W	997,000	807,570
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	263,411	262,094
CD Commercial Mortgage Trust 144A Ser. 17-CD3,
Class D, 3.25%, 2/10/50	271,000	225,233
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.971%, 12/15/47 W	326,000	320,790
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	783,700
COMM Mortgage Trust FRB Ser. 14-CR16, Class C,
5.09%, 4/10/47 W	276,000	291,461
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.927%, 6/10/47 W	116,000	117,215
FRB Ser. 12-CR3, Class E, 4.908%, 10/15/45 W	138,000	61,029
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	203,054
FRB Ser. 13-CR9, Class D, 4.413%, 7/10/45 W	452,000	263,022
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.905%, 4/15/50 W	307,000	224,069
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.548%, 2/10/46 W	237,000	215,948
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	195,000	201,142
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.669%, 9/10/47 W	675,000	418,500
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.96%, 2/15/47 W	887,000	441,636
FRB Ser. C14, Class D, 4.723%, 8/15/46 W	350,000	248,070
FRB Ser. 14-C18, Class E, 4.46%, 2/15/47 W	381,000	172,042
FRB Ser. 14-C25, Class D, 4.095%, 11/15/47 W	294,000	221,870
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	340,013
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	291,000	282,264
JPMorgan Chase Commercial Mortgage Securities
Trust FRB Ser. 13-LC11, Class D, 4.305%, 4/15/46 W	408,000	329,695
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51 W	403,000	60,450
FRB Ser. 11-C3, Class F, 5.707%, 2/15/46 W	401,000	74,630
FRB Ser. 11-C4, Class C, 5.575%, 7/15/46 W	123,774	124,337
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	454,348
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 7.004%, 12/15/49 W	11,396	—
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.496%, 8/15/46 W	750,000	67,425
FRB Ser. 15-C23, Class D, 4.282%, 7/15/50 W	237,000	239,531
FRB Ser. 13-C10, Class D, 4.217%, 7/15/46 W	478,000	266,536
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	231,840
Morgan Stanley Capital I Trust Ser. 06-HQ10,
Class B, 5.448%, 11/12/41 W	204,856	201,858
Multifamily Connecticut Avenue Securities
Trust 144A
FRB Ser. 20-01, Class M10, 3.842%, 3/25/50	577,000	600,799
FRB Ser. 19-01, Class M10, 3.342%, 10/15/49	207,000	209,886

MORTGAGE-BACKED
SECURITIES (40.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	$472,775	$5
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	490,000	33,320
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	422,000	429,354
Wells Fargo Commercial Mortgage Trust FRB
Ser. 16-NXS5, Class D, 5.151%, 1/15/59 W	206,000	223,007
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46 W	649,000	324,500
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	182,567
Ser. 16-C33, Class D, 3.123%, 3/15/59	216,000	204,836
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	372,680
FRB Ser. 12-C7, Class E, 4.957%, 6/15/45 W	875,000	437,500
FRB Ser. 13-C15, Class D, 4.646%, 8/15/46 W	1,231,000	618,357
FRB Ser. 12-C10, Class D, 4.573%, 12/15/45 W	848,000	466,617
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,626,000	558,288
		13,062,242
Residential mortgage-backed securities (non-agency) (11.6%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
2.64%, 11/27/36 W	335,638	268,510
Bear Stearns Alt-A Trust FRB Ser. 05-8,
Class 21A1, 2.555%, 10/25/35 W	222,760	196,992
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(1 Month US LIBOR + 4.75%), 4.842%, 10/25/27
(Bermuda)	220,000	228,905
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2,
(1 Month US LIBOR + 0.18%), 0.272%, 11/25/47	161,792	128,546
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (1 Month US LIBOR
+ 0.35%), 0.442%, 3/25/37	680,411	632,329
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.223%, 6/25/46 W	688,158	749,266
FRB Ser. 05-38, Class A1, (1 Month US LIBOR
+ 1.50%), 1.616%, 9/25/35	179,880	172,645
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 1.056%, 6/25/46	241,789	221,675
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR
+ 0.66%), 0.751%, 11/20/35	221,699	212,218
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR
+ 0.38%), 0.472%, 8/25/46	170,610	150,953
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR
+ 0.38%), 0.472%, 8/25/46	242,069	223,228
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.38%), 0.472%, 8/25/46	1,124,122	1,017,356
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR
+ 0.21%), 0.302%, 4/25/47	113,785	95,614
Deutsche Alt-A Securities Mortgage Loan Trust FRB
Ser. 06-AR4, Class A2, (1 Month US LIBOR
+ 0.38%), 0.472%, 12/25/36	339,433	176,292
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 10.092%, 7/25/28	1,022,782	1,161,166
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (1 Month US LIBOR
+ 9.35%), 9.442%, 4/25/28	518,480	586,205
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-HQA1, Class B, (1 Month US LIBOR
+ 8.80%), 8.892%, 3/25/28	324,238	351,276

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (40.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (1 Month US LIBOR
+ 7.55%), 7.642%, 12/25/27	$417,327	$454,877
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 5.242%, 11/25/28	497,380	520,751
Structured Agency Credit Risk Debt FRN
Ser. 14-DN1, Class M3, (1 Month US LIBOR
+ 4.50%), 4.592%, 2/25/24	204,542	210,298
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2, (1 Month US LIBOR
+ 3.55%), 3.642%, 8/25/29	422,409	436,996
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (1 Month US LIBOR
+ 11.00%), 11.092%, 10/25/48	168,000	199,505
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (1 Month US LIBOR
+ 10.50%), 10.592%, 3/25/49	152,000	172,997
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-DNA4, Class B2, (1 Month US LIBOR
+ 10.00%), 10.092%, 8/25/50	135,000	166,050
Structured Agency Credit Risk Debt FRN
Ser. 20-DNA3, Class B2, (1 Month US LIBOR
+ 9.35%), 9.442%, 6/25/50	237,000	286,770
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA3, Class B2, (1 Month US LIBOR
+ 8.15%), 8.242%, 7/25/49	104,000	114,632
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (1 Month US LIBOR
+ 7.75%), 7.842%, 9/25/48	389,000	416,281
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	253,000	268,055
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (1 Month US LIBOR
+ 4.25%), 4.342%, 10/25/48	163,000	169,928
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.192%, 3/25/50	206,000	209,078
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.742%, 1/25/49	220,787	223,949
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.542%, 3/25/49	88,620	89,838
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 2.392%, 10/25/48	110,600	111,838
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%),
12.342%, 9/25/28	968,533	1,204,955
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%),
11.842%, 10/25/28	496,824	611,656
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1B, (1 Month US LIBOR + 11.75%),
11.842%, 8/25/28	271,530	331,050
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%),
10.842%, 1/25/29	89,707	106,296
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%),
5.992%, 10/25/28	511,153	539,146

MORTGAGE-BACKED
SECURITIES (40.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%),
5.792%, 4/25/28	$636,581	$674,385
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%),
5.642%, 4/25/28	74,689	78,878
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%),
5.592%, 9/25/29	405,000	440,351
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%),
5.092%, 7/25/25	28,865	29,303
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1B1, (1 Month US LIBOR + 4.85%),
4.942%, 10/25/29	407,000	436,108
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2B1, (1 Month US LIBOR + 4.50%),
4.592%, 12/25/30	451,000	470,366
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 2B1, (1 Month US LIBOR + 4.45%),
4.542%, 5/25/30	22,000	22,861
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2B1, (1 Month US LIBOR + 4.45%),
4.542%, 2/25/30	30,000	31,125
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1B1, (1 Month US LIBOR + 4.25%),
4.342%, 1/25/31	620,000	648,063
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%),
4.092%, 5/25/25	12,698	12,978
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%),
4.092%, 5/25/25	12,132	12,257
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1B1, (1 Month US LIBOR + 3.55%),
3.642%, 7/25/30	120,000	123,000
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1M2, (1 Month US LIBOR + 3.00%),
3.092%, 10/25/29	662,279	682,616
Connecticut Avenue Securities FRB Ser. 17-C04,
Class 2M2, (1 Month US LIBOR + 2.85%),
2.942%, 11/25/29	200,231	205,232
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1B1, (1 Month US LIBOR
+ 4.10%), 4.192%, 9/25/31	505,000	519,489
Connecticut Avenue Securities Trust FRB
Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR
+ 3.65%), 3.742%, 2/25/40	276,000	284,673
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1B1, (1 Month US LIBOR
+ 3.25%), 3.342%, 1/25/40	155,000	155,324
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
(1 Month US LIBOR + 0.36%), 0.452%, 5/25/36	546,954	186,223
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (1 Month US LIBOR + 0.31%),
0.402%, 5/25/37	172,432	143,091
HarborView Mortgage Loan Trust FRB Ser. 05-2,
Class 1A, (1 Month US LIBOR + 0.52%),
0.613%, 5/19/35	194,309	93,625
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (1 Month US LIBOR + 0.20%),
0.292%, 6/25/37	242,140	124,785

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED
SECURITIES (40.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (1 Month US LIBOR
+ 0.23%), 0.648%, 2/26/37	$220,881	$211,613
MortgageIT Trust FRB Ser. 05-3, Class M2,
(1 Month US LIBOR + 0.80%), 0.887%, 8/25/35	70,052	68,819
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1,
(1 Month US LIBOR + 6.00%), 5.842%, 4/25/27
(Bermuda)	280,000	285,690
Residential Accredit Loans, Inc. Trust FRB
Ser. 06-QO10, Class A1, (1 Month US LIBOR
+ 0.16%), 0.412%, 1/25/37	303,168	291,301
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR
+ 0.18%), 0.272%, 1/25/37	261,894	249,737
Towd Point Mortgage Trust 144A Ser. 19-2,
Class A2, 3.75%, 12/25/58 W	202,000	219,231
WaMu Asset-Backed Certificates Trust FRB
Ser. 07-HE4, Class 1A, (1 Month US LIBOR
+ 0.17%), 0.262%, 7/25/47	136,677	114,782
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR
+ 0.70%), 0.792%, 12/25/45	443,765	425,052
		20,659,080

Total mortgage-backed securities (cost $84,579,905)		$72,782,068

CORPORATE BONDS AND NOTES (17.0%)*	Principal amount	Value

Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	$102,000	$111,690
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	34,000	35,679
Beacon Roofing Supply, Inc. 144A sr. unsec.
unsub. notes 4.125%, 5/15/29	35,000	34,911
Big River Steel, LLC/BRS Finance Corp. 144A
sr. notes 6.625%, 1/31/29	95,000	104,619
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 4.875%, 7/1/30	40,000	42,502
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	140,000	150,500
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	48,000	49,680
CVR Partners LP/CVR Nitrogen Finance Corp. 144A
company guaranty sr. notes 6.125%, 6/15/28	15,000	15,375
FMG Resources August 2006 Pty, Ltd. 144A company
guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)	95,000	101,634
Freeport-McMoRan, Inc. company
guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	50,000	54,750
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	50,000	52,813
Freeport-McMoRan, Inc. company guaranty sr.
unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	20,000	24,446
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	170,000	174,854
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	25,000	26,625
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	40,000	40,000
Ingevity Corp. 144A company guaranty sr. unsec.
notes 3.875%, 11/1/28	50,000	49,750

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount	Value

Basic materials cont.
Intelligent Packaging, Ltd., Finco, Inc./
Intelligent Packaging, Ltd. Co-Issuer,
LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	$20,000	$20,800
Louisiana-Pacific Corp. 144A sr. unsec.
notes 3.625%, 3/15/29	125,000	125,781
Mauser Packaging Solutions Holding Co. 144A
sr. notes 8.50%, 4/15/24	30,000	31,050
NOVA Chemicals Corp. 144A sr. unsec.
sub. notes 4.25%, 5/15/29 (Canada)	45,000	45,450
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	40,000	41,610
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	21,000	22,050
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	35,000	34,996
Taseko Mines, Ltd. 144A company
guaranty sr. notes 7.00%, 2/15/26 (Canada)	85,000	88,613
Trinseo Materials Operating SCA/Trinseo Materials
Finance, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/29 (Luxembourg)	90,000	92,025
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/27	65,000	68,920
		1,641,123
Capital goods (1.3%)
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	75,000	79,031
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25	58,000	61,769
GFL Environmental, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	15,000	15,488
GFL Environmental, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	20,000	19,757
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	95,000	100,502
Great Lakes Dredge & Dock Corp. 144A company
guaranty sr. unsec. notes 5.25%, 6/1/29	33,000	33,993
Husky III Holding, Ltd. 144A sr. unsec.
notes 13.00%, 2/15/25 (Canada) ‡‡	210,000	227,850
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	30,000	30,300
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	92,000	98,009
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	100,000	109,020
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	239,000	243,254
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	125,000	127,500
Sensata Technologies BV 144A company
guaranty sr. unsec. notes 4.00%, 4/15/29	95,000	96,425
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	210,000	217,504
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	132,000	141,570
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	123,000	128,228
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	311,000	328,105
TransDigm, Inc. 144A company guaranty sr. unsec.
sub. notes 4.875%, 5/1/29	100,000	100,950

8 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount	Value

Capital goods cont.
TransDigm, Inc. 144A company guaranty sr. unsec.
sub. notes 4.625%, 1/15/29	$65,000	$65,023
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	50,000	54,035
		2,278,313
Communication services (1.5%)
CCO Holdings, LLC/CCO Holdings Capital Corp.
sr. unsec. bonds 4.50%, 5/1/32	70,000	72,538
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 5.375%, 6/1/29	623,000	681,001
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 4.75%, 3/1/30	50,000	52,875
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 4.50%, 8/15/30	50,000	52,061
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	68,000	69,445
CSC Holdings, LLC sr. unsec. unsub. bonds
5.25%, 6/1/24	98,000	106,203
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	135,000	144,956
DISH DBS Corp. 144A company guaranty sr. unsec.
notes 5.125%, 6/1/29	66,000	65,170
Frontier Communications Corp. 144A company
guaranty sr. notes 5.875%, 10/15/27	75,000	80,344
Frontier Communications Corp. 144A notes
6.75%, 5/1/29	85,000	90,378
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	29,000	29,885
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 9/15/27	71,000	73,692
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 7/1/28	30,000	30,443
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	45,000	43,425
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	36,000	38,340
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	106,000	135,945
Sprint Corp. company guaranty sr. unsec.
notes 7.625%, 3/1/26	105,000	128,100
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	93,000	105,655
T-Mobile USA, Inc. company
guaranty sr. notes 3.875%, 4/15/30	40,000	44,713
T-Mobile USA, Inc. company
guaranty sr. notes 3.75%, 4/15/27	55,000	60,775
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 2.875%, 2/15/31	65,000	64,513
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	16,000	17,035
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 2.625%, 2/15/29	45,000	44,438
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	116,000	124,265
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26	45,000	45,860
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	60,000	62,700

CORPORATE BONDS
AND NOTES (17.0%)* cont.		Principal amount	Value

Communication services cont.
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 3.625%, 6/15/29 (Canada)		$20,000	$20,394
Virgin Media Secured Finance PLC 144A company
guaranty sr. bonds 5.00%, 4/15/27
(United Kingdom)	GBP	100,000	143,570
			2,628,719
Consumer cyclicals (3.6%)
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28		$45,000	46,112
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 3.875%, 11/15/29		45,000	44,550
BCPE Ulysses Intermediate, Inc. 144A sr. unsec.
notes 7.75%, 4/1/27 ‡‡		85,000	87,125
Boyd Gaming Corp. company guaranty sr. unsec.
notes 4.75%, 12/1/27		45,000	46,575
Boyd Gaming Corp. 144A sr. unsec. bonds
4.75%, 6/15/31		85,000	88,188
Brookfield Residential Properties, Inc./Brookfield
Residential US Corp. 144A sr. unsec. notes 5.00%,
6/15/29 (Canada)		65,000	65,488
Carriage Services, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 5/15/29		45,000	44,932
Cengage Learning, Inc. 144A sr. unsec.
unsub. notes 9.50%, 6/15/24		85,000	87,019
Cinemark USA, Inc. 144A company
guaranty sr. notes 8.75%, 5/1/25		20,000	21,900
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 7/15/28		70,000	71,750
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. notes 5.125%, 8/15/27		65,000	66,639
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%, 10/15/25		245,000	247,450
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	77,700
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		79,000	38,800
Entercom Media Corp. 144A company
guaranty notes 6.75%, 3/31/29		90,000	93,385
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27		50,000	52,000
Ford Motor Co. sr. unsec. unsub. notes
9.00%, 4/22/25		125,000	154,109
Gartner, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 10/1/30		110,000	112,200
Gartner, Inc. 144A company guaranty sr. unsec.
notes 3.625%, 6/15/29		15,000	15,225
Hanesbrands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/15/25		40,000	42,350
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	95,400
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27		73,000	76,103
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26		24,000	25,530
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27		222,931	238,815
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)		45,000	50,344
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R		79,000	81,666

Putnam VT Diversified Income Fund 9

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount		Value

Consumer cyclicals cont.
L Brands, Inc. company guaranty sr. unsec.
sub. bonds 6.875%, 11/1/35		$85,000	$107,631
L Brands, Inc. 144A company guaranty sr. unsec.
notes 9.375%, 7/1/25		20,000	25,850
L Brands, Inc. 144A company guaranty sr. unsec.
unsub. bonds 6.625%, 10/1/30		45,000	52,088
La Financiere Atalian SASU company
guaranty sr. unsec. notes Ser. REGS, 4.00%,
5/15/24 (France)	EUR	100,000	117,653
Levi Strauss & Co. 144A sr. unsec.
sub. bonds 3.50%, 3/1/31		$47,000	46,727
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24		27,000	27,432
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26		49,000	51,028
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27		50,000	55,490
MajorDrive Holdings IV, LLC 144A sr. unsec.
notes 6.375%, 6/1/29		85,000	84,788
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	37,089
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)		70,000	73,150
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)		105,000	107,258
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.75%, 4/1/29		155,000	161,200
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.375%, 4/1/26		20,000	20,750
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26		49,000	50,960
Meredith Corp. 144A company guaranty sr. unsec.
notes 6.50%, 7/1/25		90,000	97,088
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25		53,000	54,756
NESCO Holdings II, Inc. 144A company
guaranty notes 5.50%, 4/15/29		70,000	73,063
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		75,000	75,750
Nexstar Broadcasting, Inc. 144A sr. unsec.
notes 4.75%, 11/1/28		45,000	46,238
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27		140,000	148,400
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)		49,000	50,409
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 5.625%, 10/1/28		65,000	68,646
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 4.50%, 7/15/29		35,000	35,098
Nielsen Finance, LLC/Nielsen Finance Co. 144A
sr. unsec. bonds 4.75%, 7/15/31		35,000	35,088
PM General Purchaser, LLC 144A sr. notes
9.50%, 10/1/28		230,000	242,287
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A company
guaranty sr. notes 3.375%, 8/31/27		45,000	43,650
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28		95,000	101,056
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32		9,000	12,960
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		85,000	86,700

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Raptor Acquisition Corp./Raptor Co-Issuer, LLC
144A sr. notes 4.875%, 11/1/26	$20,000	$20,280
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	232,000	275,809
Scientific Games International, Inc. 144A company
guaranty sr. notes 5.00%, 10/15/25	55,000	56,788
Scotts Miracle-Gro, Co. (The) company
guaranty sr. unsec. notes 4.50%, 10/15/29	141,000	146,319
Shift4 Payments, LLC/Shift4 Payments Finance
Sub, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 11/1/26	20,000	20,875
Signal Parent, Inc. 144A sr. unsec. notes
6.125%, 4/1/29	85,000	81,600
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	80,000	81,567
Sinclair Television Group, Inc. 144A
sr. bonds 4.125%, 12/1/30	45,000	44,213
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 7/15/28	100,000	103,000
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.50%, 7/1/29	40,000	43,588
Six Flags Theme Parks, Inc. 144A company
guaranty sr. notes 7.00%, 7/1/25	95,000	102,382
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	50,000	53,000
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	60,000	60,525
Standard Industries, Inc. 144A sr. unsec.
bonds 3.375%, 1/15/31	35,000	33,502
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28	10,000	10,467
Station Casinos, LLC 144A sr. unsec. notes
4.50%, 2/15/28	95,000	96,619
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	90,000	88,875
Taylor Morrison Communities, Inc. 144A sr. unsec.
bonds 5.125%, 8/1/30	105,000	113,807
Taylor Morrison Communities, Inc. 144A sr. unsec.
notes 5.75%, 1/15/28	40,000	45,160
Univision Communications, Inc. 144A company
guaranty sr. notes 9.50%, 5/1/25	54,000	59,535
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	95,000	102,937
Univision Communications, Inc. 144A company
guaranty sr. notes 4.50%, 5/1/29	35,000	35,263
Urban One, Inc. 144A company
guaranty sr. notes 7.375%, 2/1/28	10,000	10,800
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.25%, 2/15/30	50,000	51,624
Victoria’s Secret & Co. 144A sr. unsec.
notes 4.625%, 7/15/29	20,000	20,000
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 5/15/25	60,000	63,832
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	126,000	135,337
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	115,000	121,469
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	30,000	32,325
		6,373,136

10 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount		Value

Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A
bonds 4.00%, 10/15/30 (Canada)		$65,000	$62,888
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 4.375%, 1/15/28 (Canada)		63,000	63,866
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	80,900
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	31,995
CDW, LLC/CDW Finance Corp. company
guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	15,198
Golden Nugget, Inc. 144A sr. unsec. notes
6.75%, 10/15/24		180,000	181,840
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25		50,000	54,001
Kraft Heinz Foods Co. company guaranty sr. unsec.
notes 5.00%, 7/15/35		129,000	158,234
Kraft Heinz Foods Co. company guaranty sr. unsec.
notes 3.00%, 6/1/26		52,000	55,377
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	77,438
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	134,388
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	121,178
Match Group Holdings II, LLC 144A sr. unsec.
bonds 5.00%, 12/15/27		$73,000	76,741
Match Group Holdings II, LLC 144A sr. unsec.
notes 4.125%, 8/1/30		105,000	106,838
Match Group Holdings II, LLC 144A sr. unsec.
unsub. notes 4.625%, 6/1/28		50,000	51,994
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	63,863
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		30,000	34,875
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		150,000	184,115
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		30,000	35,679
Newell Brands, Inc. sr. unsec.
unsub. notes 4.70%, 4/1/26		85,000	94,785
Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 1/15/28		80,000	84,221
TripAdvisor, Inc. 144A company
guaranty sr. unsec. notes 7.00%, 7/15/25		48,000	51,648
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%,
3/15/31		45,000	44,775
Yum! Brands, Inc. 144A sr. unsec. bonds
4.75%, 1/15/30		45,000	48,713
			1,915,550
Energy (3.2%)
Antero Midstream Partners LP/Antero Midstream
Finance Corp. 144A company guaranty sr. unsec.
notes 7.875%, 5/15/26		55,000	61,469
Antero Resources Corp. 144A company
guaranty sr. unsec. notes 8.375%, 7/15/26		10,000	11,375
Antero Resources Corp. 144A sr. unsec.
notes 5.375%, 3/1/30		35,000	35,722
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		52,000	54,470
Apache Corp. sr. unsec. unsub. notes
4.875%, 11/15/27		30,000	32,490
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28		32,000	34,064
Callon Petroleum Co. company guaranty sr. unsec.
notes 6.125%, 10/1/24		85,000	83,792

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount	Value

Energy cont.
Callon Petroleum Co. 144A company
guaranty notes 9.00%, 4/1/25	$45,000	$49,050
ChampionX corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	84,000	87,982
Cheniere Energy Partners LP 144A company
guaranty sr. unsec. bonds 4.00%, 3/1/31	75,000	78,375
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 1/15/30	65,000	66,300
Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	65,000	73,450
Continental Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/28	76,000	84,075
Continental Resources, Inc. company
guaranty sr. unsec. notes 3.80%, 6/1/24	85,000	89,888
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	86,000	89,490
Continental Resources, Inc. 144A company
guaranty sr. unsec. bonds 5.75%, 1/15/31	95,000	113,763
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	44,000	52,910
Devon Energy Corp. sr. unsec.
unsub. bonds 7.875%, 9/30/31	45,000	62,888
Devon Energy Corp. sr. unsec. unsub. bonds
5.60%, 7/15/41	35,000	43,277
DT Midstream, Inc. 144A sr. unsec. bonds
4.375%, 6/15/31	25,000	25,545
DT Midstream, Inc. 144A sr. unsec. notes
4.125%, 6/15/29	20,000	20,307
Encino Acquisition Partners Holdings, LLC 144A
company guaranty sr. unsec. notes 8.50%, 5/1/28	203,000	207,060
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	166,000	176,998
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 6.625%, 7/15/25	95,000	101,650
EnLink Midstream, LLC 144A company
guaranty sr. unsec. notes 5.625%, 1/15/28	126,000	133,105
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	10,000	11,150
Global Partners LP/GLP Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	15,000	16,088
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	90,000	94,388
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	168,000	175,224
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.00%, 2/1/28	144,000	147,240
Indigo Natural Resources, LLC 144A sr. unsec.
notes 5.375%, 2/1/29	185,000	193,325
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29	70,000	71,313
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	85,000	87,869
Nabors Industries, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 2/1/25	56,689	59,523
Northriver Midstream Finance LP 144A
sr. notes 5.625%, 2/15/26 (Canada)	71,000	73,485
Oasis Petroleum, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 6/1/26	35,000	36,496
Occidental Petroleum Corp. sr. unsec.
sub. bonds 6.20%, 3/15/40	25,000	28,268
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	115,000	137,494

Putnam VT Diversified Income Fund 11

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount	Value

Energy cont.
Ovintiv, Inc. company guaranty sr. unsec.
unsub. bonds 7.375%, 11/1/31	$35,000	$46,470
Ovintiv, Inc. company guaranty sr. unsec.
unsub. bonds 6.625%, 8/15/37	60,000	80,057
PBF Holding Co., LLC/PBF Finance Corp. 144A
company guaranty sr. notes 9.25%, 5/15/25	50,000	50,370
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.875%, 5/3/22 (Indonesia)	200,000	207,000
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.30%, 5/20/23 (Indonesia)	285,000	302,822
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	432,000	487,620
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	169,000	194,139
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.60%, 1/3/31
(Brazil)	323,000	361,760
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	35,000	39,419
Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS, 6.00%,
11/15/26 (Venezuela) (In default) †	1,138,000	46,943
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	297,000	12,251
Petroleos Mexicanos company guaranty sr. unsec.
unsub. FRB 7.69%, 1/23/50 (Mexico)	311,000	299,338
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	15,000	15,450
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	69,000	73,916
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	60,000	61,650
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	20,000	20,350
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28	50,000	51,375
SM Energy Co. 144A company guaranty notes
10.00%, 1/15/25	25,000	28,209
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	106,000	107,855
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	30,000	33,799
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.50%, 3/1/30	30,000	32,990
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	56,000	59,080
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	33,350	33,600
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	70,000	70,350
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
notes 6.875%, 4/1/26	42,000	43,995
		5,762,166

CORPORATE BONDS
AND NOTES (17.0%)* cont.		Principal amount	Value

Financials (2.6%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		$85,000	$89,563
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		25,000	25,375
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31		285,000	409,559
Banca Monte dei Paschi di Siena SpA sr. unsec.
unsub. notes Ser. EMTN, 2.625%, 4/28/25
(Italy)	EUR	100,000	120,092
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity		$50,000	56,000
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		65,000	73,125
CNO Financial Group, Inc. sr. unsec. notes
5.25%, 5/30/29		85,000	101,021
Diversified Healthcare Trust company
guaranty sr. unsec. notes 9.75%, 6/15/25 R		190,000	210,403
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R		35,000	35,656
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24		45,000	46,519
Freedom Mortgage Corp. 144A sr. unsec.
notes 6.625%, 1/15/27		35,000	35,219
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)		30,000	30,944
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 4.375%, 5/1/26 (Canada)		55,000	56,100
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24		15,000	15,321
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26		87,000	92,307
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 5.25%, 5/15/27		20,000	20,650
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 4.375%, 2/1/29		113,000	112,435
Intesa Sanpaolo SpA 144A company guaranty jr.
unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	229,124
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26 R		75,000	78,563
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R		120,000	126,300
Itau Unibanco Holding SA/Cayman Islands 144A
unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		980,000	972,660
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company
guaranty sr. unsec. notes 4.75%, 6/15/29 R		32,000	32,000
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company
guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R		100,000	101,750
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec.
notes 4.25%, 2/1/27 R		95,000	94,881
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 1/15/27		25,000	25,907
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 8/15/28		77,000	77,626
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/15/30		30,000	29,850
OneMain Finance Corp. company guaranty
sr. unsec. notes 8.875%, 6/1/25		40,000	44,348

12 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount		Value

Financials cont.
OneMain Finance Corp. company guaranty
sr. unsec. sub. notes 7.125%, 3/15/26		$50,000	$58,236
OneMain Finance Corp. company guaranty
sr. unsec. unsub. notes 6.875%, 3/15/25		17,000	19,186
OneMain Finance Corp. company guaranty
sr. unsec. unsub. notes 5.375%, 11/15/29		100,000	108,774
PennyMac Financial Services, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 10/15/25		90,000	94,725
PHH Mortgage Corp. 144A company
guaranty sr. notes 7.875%, 3/15/26		85,000	87,856
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25		160,000	162,000
Service Properties Trust company
guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R		35,000	39,627
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R		120,000	124,800
Stichting AK Rabobank Certificaten jr.
unsec. sub. FRN 2.188%, perpetual
maturity (Netherlands)	EUR	94,525	150,752
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23		$65,000	66,300
VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95%, 10/17/22 (Russia)		300,000	317,625
			4,573,179
Health care (1.3%)
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27		115,000	125,063
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	86,862
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	46,350
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/15/29		70,000	69,234
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25		145,000	148,625
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.00%, 2/15/29		40,000	37,300
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		50,000	51,175
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		45,000	46,228
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		75,000	78,375
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26		68,000	71,060
Charles River Laboratories International, Inc.
144A company guaranty sr. unsec. notes
4.00%, 3/15/31		45,000	46,688
Charles River Laboratories International, Inc.
144A company guaranty sr. unsec. notes
3.75%, 3/15/29		45,000	45,506
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 6.00%, 1/15/29		10,000	10,675
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 5.625%, 3/15/27		35,000	37,275
CHS/Community Health Systems, Inc. 144A company
guaranty sr. unsec. sub. notes 6.875%, 4/1/28		85,000	84,082
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 5.90%, 8/28/28		105,000	122,878
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.
144A company guaranty sr. notes 6.125%, 4/1/29
(Luxembourg)		40,000	39,200
Global Medical Response, Inc. 144A
sr. notes 6.50%, 10/1/25		45,000	46,294

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount	Value

Health care cont.
Jazz Securities DAC 144A company
guaranty sr. unsub. notes 4.375%, 1/15/29
(Ireland)	$200,000	$207,360
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sub. notes 10.00%, 4/15/25
(Luxembourg)	85,000	85,850
Owens & Minor, Inc. 144A sr. unsec. notes
4.50%, 3/31/29	50,000	51,375
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	130,000	141,050
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30	35,000	34,293
Service Corp. International sr. unsec.
sub. notes 4.00%, 5/15/31	35,000	35,724
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	55,000	55,809
Tenet Healthcare Corp. 144A company
guaranty sr. notes 7.50%, 4/1/25	25,000	27,003
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	195,000	204,506
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	190,000	197,068
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.25%, 6/1/29	80,000	81,000
		2,313,908
Technology (0.8%)
Ahead DB Holdings, LLC 144A company
guaranty sr. unsec. notes 6.625%, 5/1/28	90,000	93,109
CommScope Finance, LLC 144A sr. notes
6.00%, 3/1/26	60,000	63,342
CommScope Finance, LLC 144A sr. notes
5.50%, 3/1/24	30,000	30,863
Crowdstrike Holdings, Inc. company
guaranty sr. unsec. notes 3.00%, 2/15/29	66,000	66,063
Dell International, LLC/EMC Corp. company
guaranty sr. notes 6.02%, 6/15/26	182,000	218,496
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes
7.125%, 6/15/24	71,000	72,825
Diebold Nixdorf, Inc. 144A company
guaranty sr. notes 9.375%, 7/15/25	43,000	47,676
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	101,000	103,904
Microchip Technology, Inc. company
guaranty sr. unsec. notes 4.25%, 9/1/25	75,000	78,740
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 3/1/29	127,000	126,077
Qorvo, Inc. 144A company guaranty sr. unsec.
bonds 3.375%, 4/1/31	45,000	46,900
Rocket Software, Inc. 144A sr. unsec.
notes 6.50%, 2/15/29	90,000	89,100
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	32,000	33,880
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A company
guaranty sr. notes 5.75%, 6/1/25	40,000	42,100
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 3/1/29	70,000	70,000
Twilio, Inc. company guaranty sr. unsec.
notes 3.875%, 3/15/31	50,000	51,313

Putnam VT Diversified Income Fund 13

CORPORATE BONDS
AND NOTES (17.0%)* cont.	Principal amount	Value

Technology cont.
Twilio, Inc. company guaranty sr. unsec.
notes 3.625%, 3/15/29	$95,000	$96,900
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	33,000	36,671
		1,367,959
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP,
Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	95,000	102,719
American Airlines, Inc./AAdvantage Loyalty IP,
Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	95,000	100,581
United Airlines, Inc. 144A company
guaranty sr. notes 4.625%, 4/15/29	35,000	36,225
United Airlines, Inc. 144A company
guaranty sr. notes 4.375%, 4/15/26	35,000	36,231
		275,756
Utilities and power (0.5%)
Buckeye Partners LP sr. unsec. bonds
5.85%, 11/15/43	43,000	42,678
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	24,000	24,420
Buckeye Partners LP 144A sr. unsec. notes
4.50%, 3/1/28	35,000	35,886
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	44,000	45,265
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	75,000	76,500
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	10,000	9,831
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	290,000	383,462
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	13,000	12,724
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	23,000	23,810
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	70,000	74,538
NRG Energy, Inc. 144A sr. unsec. bonds
5.25%, 6/15/29	40,000	42,550
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	90,000	92,030
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	25,000	25,868
PG&E Corp. sr. sub. notes 5.00%, 7/1/28	85,000	85,945
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/21 F	119,000	4
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	40,000	43,477
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	11,000	11,615
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.625%, 2/15/27	56,000	58,100
		1,088,703

Total corporate bonds and notes (cost $29,513,741)		$30,218,512

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (12.7%)*		Principal amount	Value

Angola (Republic of) sr. unsec. notes Ser. REGS,
8.25%, 5/9/28 (Angola)		$730,000	$761,029
Argentina (Republic of) 144A sr. unsec.
notes 3.00%, 2/1/29 (Argentina)		288,948	182,040
Bahrain (Kingdom of) 144A sr. unsec.
notes 7.375%, 5/14/30 (Bahrain)		750,000	845,604
Buenos Aires (Province of) sr. unsec.
unsub. notes Ser. REGS, 6.50%, 2/15/23
(Argentina) (In default) †		$215,000	$94,457
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27
(Argentina) (In default) †		390,000	175,094

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (12.7%)*		Principal amount	Value

Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/22
(Argentina) (In default) †		260,000	127,946
Cordoba (Province of) sr. unsec.
unsub. notes Ser. REGS, 5.00%, 6/1/27
(Argentina)		483,736	330,426
Development Bank of Mongolia, LLC unsec.
notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		260,000	282,100
Dominican (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.875%, 1/30/60
(Dominican Republic)		485,000	483,303
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%, 4/20/27
(Dominican Republic)		360,000	441,900
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.95%, 1/25/27
(Dominican Republic)		390,000	439,238
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%, 1/27/25
(Dominican Republic)		270,000	296,663
Dominican (Republic of) 144A sr. unsec.
notes 4.50%, 1/30/30 (Dominican Republic)		250,000	255,628
Egypt (Arab Republic of) sr. unsec.
bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		700,000	717,521
Egypt (Arab Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	213,250
Egypt (Arab Republic of) 144A sr. unsec.
bonds 8.875%, 5/29/50 (Egypt)		340,000	365,895
Egypt (Arab Republic of) 144A sr. unsec.
bonds 7.053%, 1/15/32 (Egypt)		380,000	389,310
Egypt (Arab Republic of) 144A sr. unsec.
bonds 5.875%, 2/16/31 (Egypt)		610,000	592,310
Egypt (Arab Republic of) 144A sr. unsec.
notes 5.75%, 5/29/24 (Egypt)		285,000	303,326
Ghana (Republic of) sr. unsec. bonds Ser. REGS,
8.95%, 3/26/51 (Ghana)		650,000	641,063
Ghana (Republic of) sr. unsec. bonds Ser. REGS,
8.125%, 3/26/32 (Ghana)		720,000	729,000
Ghana (Republic of) 144A sr. unsec. notes 7.75%,
4/7/29 (Ghana)		480,000	490,200
Indonesia (Republic of) sr. unsec.
unsub. bonds 2.85%, 2/14/30 (Indonesia)		1,285,000	1,332,284
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 4.75%, 1/8/26
(Indonesia)		1,045,000	1,191,300
Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6.625%, 2/17/37 (Indonesia)		133,000	183,374
Indonesia (Republic of) 144A sr. unsec.
unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	248,878
Ivory Coast (Republic of) sr. unsec. unsub.
bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,390,000	1,466,450
Ivory Coast (Republic of) sr. unsec. unsub.
bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		586,764	586,764
Ivory Coast (Republic of) sr. unsec. unsub.
bonds Ser. REGS, 5.25%, 3/22/30
(Ivory Coast)	EUR	250,000	308,947

14 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (12.7%)* cont.		Principal amount	Value

Ivory Coast (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%, 7/23/24
(Ivory Coast)		$275,000	$295,625
Ivory Coast (Republic of) 144A sr. unsec.
unsub. bonds 5.25%, 3/22/30
(Ivory Coast)	EUR	245,000	302,120
Jamaica (Government of) sr. unsec.
unsub. bonds 8.00%, 3/15/39 (Jamaica)		$211,000	295,400
Kenya (Republic of) sr. unsec. notes Ser. REGS,
7.00%, 5/22/27 (Kenya)		240,000	263,243
Kenya (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		260,000	285,997
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)		664,000	801,787
Mongolia (Government of) sr. unsec.
notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	213,503
Saudi Arabia (Kingdom of) sr. unsec.
notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)		747,000	799,701
Senegal (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		1,490,000	1,503,038
Senegal (Republic of) unsec. bonds Ser. REGS,
6.25%, 5/23/33 (Senegal)		1,240,000	1,308,200
South Africa (Republic of) sr. unsec.
unsub. bonds 6.30%, 6/22/48 (South Africa)		240,000	263,701
Tunisia (Central Bank of) sr. unsec.
unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		590,000	549,438
Turkey (Republic of) sr. unsec.
unsub. notes 6.35%, 8/10/24 (Turkey)		320,000	335,523
Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7.00%, 3/31/38 (Venezuela)		265,000	26,500
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †		576,000	59,040
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (In default) †		134,000	13,735
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		932,000	95,530
Vietnam (Socialist Republic of) sr. unsec.
notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	668,414
Total foreign government and agency bonds
and notes (cost $22,645,267)			$22,555,795

CONVERTIBLE BONDS AND NOTES (6.2%)*	Principal amount	Value

Capital goods (0.1%)
John Bean Technologies Corp. 144A cv. sr. unsec.
notes 0.25%, 5/15/26	$86,000	$91,246
Middleby Corp. (The) 144A cv. sr. unsec.
unsub. notes 1.00%, 9/1/25	68,000	97,886
		189,132
Communication services (0.4%)
Cable One, Inc. 144A company
guaranty cv. sr. unsec. notes 1.125%, 3/15/28	138,000	140,348
DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	247,000	252,064
Liberty Media Corp. cv. sr. unsec. bonds
1.375%, 10/15/23	30,000	39,862
Liberty Media Corp. cv. sr. unsec.
unsub. bonds 0.50%, 12/1/50	61,000	70,181
Liberty Media Corp. 144A cv. sr. unsec.
unsub. bonds 2.75%, 12/1/49	151,000	158,248
		660,703

CONVERTIBLE BONDS
AND NOTES (6.2%)* cont.	Principal amount	Value

Consumer cyclicals (1.1%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec.
notes zero %, 1/15/26	$60,000	$55,020
Booking Holdings, Inc. cv. sr. unsec.
notes 0.75%, 5/1/25	152,000	214,928
Burlington Stores, Inc. cv. sr. unsec.
notes 2.25%, 4/15/25	90,000	142,988
DraftKings, Inc. 144A cv. sr. unsec.
unsub. notes zero %, 3/15/28	134,000	120,734
Expedia Group, Inc. 144A company guaranty
cv. sr. unsec. unsub. notes zero %, 2/15/26	141,000	152,280
Ford Motor Co. 144A cv. sr. unsec. notes
zero %, 3/15/26	177,000	195,696
Live Nation Entertainment, Inc. cv. sr. unsec.
notes 2.50%, 3/15/23	129,000	180,123
National Vision Holdings, Inc. cv. sr. unsec.
sub. notes 2.50%, 5/15/25	51,000	89,792
NCL Corp, Ltd. 144A cv. company
guaranty notes 5.375%, 8/1/25	30,000	54,555
Realogy Group, LLC/Realogy Co-Issuer Corp.
144A cv. sr. unsec. notes 0.25%, 6/15/26	95,000	95,686
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec.
notes 2.875%, 11/15/23	180,000	225,673
Shift4 Payments, Inc. 144A cv. sr. unsec.
sub. notes zero %, 12/15/25	85,000	114,589
Square, Inc. 144A cv. sr. unsec.
sub. notes 0.25%, 11/1/27	66,000	76,560
Square, Inc. 144A cv. sr. unsec.
sub. notes zero %, 5/1/26	66,000	74,456
Vail Resorts, Inc. 144A cv. sr. unsec.
sub. notes zero %, 1/1/26	112,000	116,200
Winnebago Industries, Inc. cv. sr. unsec.
notes 1.50%, 4/1/25	66,000	84,604
		1,993,884
Consumer staples (0.5%)
Airbnb, Inc. 144A cv. sr. unsec.
sub. notes zero %, 3/15/26	115,000	108,388
Cheesecake Factory, Inc. (The) cv. sr. unsec.
sub. notes 0.375%, 6/15/26	85,000	83,672
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	89,000	92,471
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	169,000	186,238
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	65,000	110,955
Shake Shack, Inc. 144A cv. sr. unsec. notes
zero %, 3/1/28	70,000	66,290
Uber Technologies, Inc. 144A cv. sr. unsec.
notes zero %, 12/15/25	69,000	69,966
Wayfair, Inc. 144A cv. sr. unsec. notes
0.625%, 10/1/25	111,000	118,215
		836,195
Energy (0.3%)
Enphase Energy, Inc. 144A cv. sr. unsec.
notes zero %, 3/1/28	133,000	128,893
Pioneer Natural Resources Co. cv. sr. unsec.
notes 0.25%, 5/15/25	129,000	205,820
SolarEdge Technologies, Inc. 144A cv. sr. unsec.
notes zero %, 9/15/25 (Israel)	57,000	71,393
Sunrun, Inc. 144A cv. sr. unsec. notes zero %,
2/1/26	78,000	69,763
Transocean, Inc. cv. company guaranty sr. unsec.
sub. notes 0.50%, 1/30/23	83,000	73,941
		549,810

Putnam VT Diversified Income Fund 15

CONVERTIBLE BONDS
AND NOTES (6.2%)* cont.	Principal amount	Value

Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	$87,000	$88,636
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	87,000	94,178
LendingTree, Inc. 144A cv. sr. unsec.
notes 0.50%, 7/15/25	77,000	69,593
Redfin Corp. 144A cv. sr. unsec. notes
zero %, 10/15/25	105,000	117,758
		370,165
Health care (1.0%)
1Life Healthcare, Inc. cv. sr. unsec.
notes 3.00%, 6/15/25	64,000	70,682
BioMarin Pharmaceutical, Inc. cv. sr. unsec.
sub. notes 1.25%, 5/15/27	73,000	73,141
DexCom, Inc. cv. sr. unsec. unsub. notes
0.25%, 11/15/25	112,000	116,970
Exact Sciences Corp. cv. sr. unsec.
sub. notes 0.375%, 3/1/28	206,000	254,668
Guardant Health, Inc. 144A cv. sr. unsec.
sub. notes zero %, 11/15/27	111,000	126,332
Halozyme Therapeutics, Inc. 144A cv. sr. unsec.
notes 0.25%, 3/1/27	133,000	123,441
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	59,000	80,203
Integra LifeSciences Holdings Corp. cv. sr.
unsec. notes 0.50%, 8/15/25	88,000	97,143
Ironwood Pharmaceuticals, Inc. cv. sr. unsec.
notes 1.50%, 6/15/26	62,000	73,746
Jazz Investments I, Ltd. cv. company guaranty
sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	122,000	133,915
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%,
1/15/28	94,000	91,298
Neurocrine Biosciences, Inc. cv. sr. unsec.
notes 2.25%, 5/15/24	35,000	46,792
Novocure, Ltd. 144A cv. sr. unsec. notes zero %,
11/1/25 (Jersey)	42,000	63,026
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	57,000	92,312
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec.
notes 0.75%, 8/1/25	110,000	120,588
Revance Therapeutics, Inc. cv. sr. unsec.
notes 1.75%, 2/15/27	60,000	69,999
Tandem Diabetes Care, Inc. 144A cv. sr. unsec.
notes 1.50%, 5/1/25	51,000	57,951
Teladoc Health, Inc. cv. sr. unsec.
sub. notes 1.25%, 6/1/27	86,000	96,268
		1,788,475
Technology (2.3%)
Akamai Technologies, Inc. cv. sr. unsec.
notes 0.375%, 9/1/27	143,000	165,451
Akamai Technologies, Inc. cv. sr. unsec.
notes 0.125%, 5/1/25	77,000	100,639
Bentley Systems, Inc. 144A cv. sr. unsec.
sub. notes 0.375%, 7/1/27	127,000	130,175
Bill.com Holdings, Inc. 144A cv. sr. unsec.
notes zero %, 12/1/25	124,000	165,540
Blackline, Inc. 144A cv. sr. unsec. notes
zero %, 3/15/26	86,000	82,560
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	85,000	100,836
Ceridian HCM Holding, Inc. 144A cv. sr. unsec.
notes 0.25%, 3/15/26	106,000	105,934
Coupa Software, Inc. cv. sr. unsec. notes
0.375%, 6/15/26	133,000	153,432

CONVERTIBLE BONDS
AND NOTES (6.2%)* cont.	Principal amount	Value

Technology cont.
CyberArk Software, Ltd. cv. sr. unsec.
notes zero %, 11/15/24 (Israel)	$72,000	$77,854
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	102,000	135,851
Envestnet, Inc. 144A cv. company
guaranty sr. unsec. notes 0.75%, 8/15/25	75,000	74,535
Everbridge, Inc. 144A cv. sr. unsec.
notes zero %, 3/15/26	97,000	99,061
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	63,000	93,122
Guidewire Software, Inc. cv. sr. unsec.
sub. notes 1.25%, 3/15/25	86,000	100,566
j2 Global, Inc. 144A cv. sr. unsec. notes
1.75%, 11/1/26	68,000	86,659
LivePerson, Inc. 144A cv. sr. unsec.
notes zero %, 12/15/26	72,000	77,040
Lumentum Holdings, Inc. cv. sr. unsec.
notes 0.50%, 12/15/26	112,000	120,826
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	118,000	147,028
ON Semiconductor Corp. 144A cv. sr. unsec.
notes zero %, 5/1/27	91,000	94,695
Palo Alto Networks, Inc. cv. sr. unsec.
notes 0.375%, 6/1/25	288,000	391,680
Pegasystems, Inc. 144A cv. sr. unsec.
notes 0.75%, 3/1/25	58,000	69,093
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	83,000	92,080
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	99,000	109,333
Silicon Laboratories, Inc. cv. sr. unsec.
notes 0.625%, 6/15/25	60,000	83,178
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	145,000	155,005
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	231,000	225,081
Twitter, Inc. 144A cv. sr. unsec. sub. notes
zero %, 3/15/26	271,000	258,466
Viavi Solutions, Inc. cv. sr. unsec.
unsub. notes 1.00%, 3/1/24	90,000	126,844
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	75,000	109,223
Zscaler, Inc. 144A cv. sr. unsec. notes 0.125%, 7/1/25	82,000	128,335
Zynga, Inc. 144A cv. sr. unsec.
unsub. notes zero %, 12/15/26	180,000	191,925
		4,052,047
Transportation (0.2%)
American Airlines Group, Inc. cv. company
guaranty notes 6.50%, 7/1/25	80,000	125,400
JetBlue Airways Corp. 144A cv. sr. unsec.
notes 0.50%, 4/1/26	121,000	120,577
Southwest Airlines Co. cv. sr. unsec.
notes 1.25%, 5/1/25	118,000	178,696
		424,673
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company
guaranty cv. sr. unsec. notes zero %, 11/15/25	102,000	109,752
NRG Energy, Inc. cv. company guaranty sr. unsec.
bonds 2.75%, 6/1/48	103,000	119,686
		229,438

Total convertible bonds and notes (cost $10,262,191)		$11,094,522

SENIOR LOANS (2.4%)* [c]	Principal amount	Value

Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 3.00%, 3/18/28	$55,000	$54,691
Diamond BC BV bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 3.186%, 9/6/24	16,442	16,343

16 Putnam VT Diversified Income Fund

SENIOR LOANS (2.4%)* [c] cont.	Principal amount	Value

Basic materials cont.
Klockner-Pentaplast of America, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 4.75%),
5.25%, 2/9/26	$24,938	$25,062
PQ Corp. bank term loan FRN Ser. B, (1 Month US
LIBOR + 2.75%), 3.25%, 6/3/28	15,000	14,988
PQ Corp. bank term loan FRN Ser. B, (1 Month US
LIBOR + 2.25%), 2.436%, 2/7/27	5,199	5,176
SCIH Salt Holdings, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.00%),
4.75%, 3/16/27	110,000	110,184
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	70,000	69,773
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	117,326	117,200
Starfruit US Holdco, LLC bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.00%), 3.133%, 10/1/25	72,450	71,862
W.R. Grace & Co./CT bank term loan FRN Ser. B3,
(BBA LIBOR USD 3 Month + 2.00%), 2.147%, 3/30/28	110,000	109,450
		594,729
Capital goods (0.4%)
Adient US, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	45,000	44,986
American Axle and Manufacturing, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 2.25%),
3.00%, 4/6/24	17,875	17,795
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 3.354%, 4/3/24	110,596	107,849
Filtration Group Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	54,588	54,588
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 3.167%, 3/28/25	96,743	94,981
TK Elevator US Newco, Inc. bank term loan FRN
Ser. B, (1 Month US LIBOR + 4.25%), 4.478%, 6/30/27	39,800	39,817
Vertiv Group Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 2.75%), 2.836%, 3/2/27	292,311	290,326
		650,342
Communication services (—%)
Intelsat Jackson Holdings SA bank term loan FRN
Ser. B3, (BBA LIBOR USD 3 Month + 3.75%),
8.00%, 11/27/23	55,000	55,779
		55,779
Consumer cyclicals (0.7%)
AppleCaramel Buyer, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	74,625	74,718
Cengage Learning, Inc. bank term loan FRN Ser. B,
(1 Month US LIBOR + 4.75%), 5.75%, 6/29/26	145,000	145,091
Cengage Learning, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/7/23	149,606	149,687
Clear Channel Outdoor Holdings, Inc. bank term
loan FRN Ser. B, (1 Month US LIBOR + 3.50%),
3.686%, 8/21/26	68,775	67,085
Cornerstone Building Brands, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 3.25%),
3.75%, 4/12/28	79,800	79,680
CPG International, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	64,304	64,212
Diamond Sports Group, LLC bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.25%), 3.36%, 8/24/26	78,600	47,072
Garda World Security Corp. bank term loan FRN
Ser. B, (1 Month US LIBOR + 4.25%), 4.35%, 10/30/26	68,707	68,977
Golden Nugget, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	72,212	71,629

SENIOR LOANS (2.4%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
iHeartCommunications, Inc. bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.00%), 3.104%, 5/1/26	$9,627	$9,537
Navistar, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.60%, 11/6/24	198,248	198,248
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	64,500
Scientific Games International, Inc. bank term
loan FRN Ser. B5, (1 Month US LIBOR + 2.75%),
2.854%, 8/14/24	58,785	58,344
Terrier Media Buyer, Inc. bank term loan FRN
( 1 Month US LIBOR + 3.50%), 3.604%, 12/17/26	99,590	99,036
Werner Finco LP bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	86,192	85,977
		1,283,793
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	133,871	133,731
Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%),
5.25%, 6/21/24	159,451	156,735
IRB Holding Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	34,825	34,803
IRB Holding Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	83,068	82,869
		408,138
Energy (0.1%)
Blackstone CQP Holdco LP bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.75%),
4.25%, 5/27/28	80,000	79,640
		79,640
Financials (—%)
HUB International, Ltd. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
4.00%, 4/25/25	34,477	34,453
		34,453
Health care (0.4%)
Elanco Animal Health, Inc. bank term loan FRN
Ser. B, (1 Month US LIBOR + 1.75%), 1.85%, 2/4/27	53,261	52,419
Enterprise Merger Sub, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.75%), 3.854%, 10/10/25	84,270	71,937
Global Medical Response, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	194,025	194,753
Jazz Financing Lux Sarl bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.50%), 4.00%,
4/22/28 (Luxembourg)	205,000	205,576
One Call Corp. bank term loan FRN Ser. B,
( 1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	110,000	111,100
Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%),
3.089%, 6/30/25	22,039	22,016
Quorum Health Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	70,953	71,751
		729,552
Technology (0.2%)
Epicor Software Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	74,438	74,323
Greeneden US Holdings II, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	74,813	74,946
Polaris Newco, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	75,000	75,179
Rocket Software, Inc. bank term loan FRN (1 Month
US LIBOR + 4.25%), 4.75%, 11/28/25	50,000	49,075
		273,523

Putnam VT Diversified Income Fund 17

SENIOR LOANS (2.4%)* [c] cont.	Principal amount	Value

Transportation (0.1%)
American Airlines, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	$45,000	$46,879
United Airlines, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	94,763	95,921
		142,800

Total senior loans (cost $4,257,499)		$4,252,749

PURCHASED SWAP OPTIONS OUTSTANDING (2.2%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.
0.485/3 month USD-
LIBOR-BBA/Jan-25	Jan-24/0.485	$15,045,100		$14,142
Goldman Sachs International
1.869/3 month USD-
LIBOR-BBA/Sep-31	Sep-21/1.869		18,564,700	749,457
2.988/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	236,112
(2.988)/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	69,244
JPMorgan Chase Bank N.A.
2.795/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	250,558
2.7575/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	244,727
(2.7575)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	88,848
(2.795)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	86,469
Morgan Stanley & Co. International PLC
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	637,690
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	629,747
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75		2,490,200	532,704
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	166,187
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	90,798
Toronto-Dominion Bank
(1.724)/3 month USD-
LIBOR-BBA/Aug-26 (Canada)	Aug-21/1.724		2,734,100	1,934
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	90,545
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	76,257
Total purchased swap options outstanding (cost $2,603,753)				$3,965,419

PURCHASED OPTIONS OUTSTANDING (0.1%)*
	Expiration
	date/	Notional		Contract
Counterparty	strike price	amount		amount	Value

Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.29	$11,945,720	EUR	10,074,400	$12
EUR/USD (Put)	Aug-21/1.18	11,945,720	EUR	10,074,400	68,831

PURCHASED OPTIONS OUTSTANDING (0.1%)* cont.
	Expiration
	date/	Notional		Contract
Counterparty	strike price	amount		amount	Value

JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50%
TBA commitments
(Call)	Aug-21/$103.41	$14,000,000		$14,000,000	$40,628
Uniform Mortgage-Backed Securities 30 yr 2.50%
TBA commitments
(Call)	Aug-21/103.28	11,000,000		11,000,000	39,710
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	5,957,596	GBP	4,306,800	34,965
Total purchased options outstanding (cost $150,647)					$184,146

ASSET-BACKED SECURITIES (0.7%)*	Principal amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (BBA LIBOR USD 3 Month + 2.90%),
3.047%, 7/25/24	$495,000	$495,000
Mortgage Repurchase Agreement Financing Trust
FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%),
1.427%, 4/23/23	123,000	123,059
Nationstar HECM Loan Trust 144A Ser. 19-2A,
Class M4, 5.682%, 11/25/29 W	425,000	424,405
RMF Buyout Issuance Trust 144A Ser. 20-2,
Class M3, 4.571%, 6/25/30 W	158,000	158,000
Total asset-backed securities (cost $1,200,999)		$1,200,464

COMMON STOCKS (0.1%)*	Shares	Value

iHeartMedia, Inc. Class A †	5,164	$139,067
MWO Holdings, LLC (Units) F	98	250
Oasis Petroleum, Inc.	313	31,472
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	10,369	11,924
Tribune Media Co. Class 1C	55,356	5,536
Total common stocks (cost $211,267)		$188,249

PREFERRED STOCKS (—%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	507	$12,832
Total preferred stocks (cost $13,344)		$12,832

		Principal amount/
SHORT-TERM INVESTMENTS (25.5%)*		shares	Value

Putnam Short Term Investment Fund
Class P 0.09% L	Shares	30,021,312	$30,021,312
State Street Institutional U.S. Government
Money Market Fund, Premier Class 0.03% P	Shares	110,000	110,000
U.S. Treasury Bills 0.025%, 7/20/21 # ∆ Ф		$500,000	499,987
U.S. Treasury Bills 0.021%, 8/3/21 ∆ §		1,900,000	1,899,918
U.S. Treasury Bills 0.016%, 9/2/21 # ∆ §		2,100,000	2,099,807
U.S. Treasury Bills 0.016%, 7/27/21 # ∆ § Ф		1,300,000	1,299,957
U.S. Treasury Bills 0.010%, 7/6/21 ∆ Ф		1,100,000	1,099,994
U.S. Treasury Cash Management Bills 0.019%,
9/28/21 ∆ §		1,900,000	1,899,812
U.S. Treasury Cash Management Bills 0.015%,
9/7/21 # ∆ §		2,200,000	2,199,801
U.S. Treasury Cash Management Bills 0.011%,
9/21/21 # ∆ §		4,100,000	4,099,552
U.S. Treasury Cash Management Bills 0.008%,
9/14/21 ∆		100,000	99,990
Total short-term investments (cost $45,330,935)			$45,330,130

Total investments (cost $307,769,756)			$298,706,779

18 Putnam VT Diversified Income Fund

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2021 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $178,034,784.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $551,967 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,757,171 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

ФThis security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $104,000 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,726,825 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $132,813,045 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $148,186,057) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	British Pound	Buy	9/15/21	$363,454	$371,682	$(8,228)
	Canadian Dollar	Sell	7/21/21	165,132	180,692	15,560
	Euro	Buy	9/15/21	2,657,748	2,758,626	(100,878)
	Hong Kong Dollar	Sell	8/18/21	109,730	109,704	(26)
	Japanese Yen	Buy	8/18/21	1,120,411	1,140,324	(19,913)
	Norwegian Krone	Buy	9/15/21	311,020	323,669	(12,649)

Putnam VT Diversified Income Fund 19

FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $148,186,057) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Barclays Bank PLC
	Australian Dollar	Buy	7/21/21	$1,014,633	$1,052,204	$(37,571)
	British Pound	Sell	9/15/21	78,722	69,778	(8,944)
	Canadian Dollar	Buy	7/21/21	58,324	72,957	(14,633)
	Euro	Sell	9/15/21	2,310,626	2,375,836	65,210
	Japanese Yen	Buy	8/18/21	914,382	933,938	(19,556)
Citibank, N.A.
	Australian Dollar	Buy	7/21/21	672,846	696,986	(24,140)
	British Pound	Sell	9/15/21	1,619,976	1,656,284	36,308
	Canadian Dollar	Sell	7/21/21	429,327	427,676	(1,651)
	Euro	Sell	9/15/21	1,491,569	1,534,150	42,581
	Japanese Yen	Buy	8/18/21	489,991	498,729	(8,738)
	New Zealand Dollar	Sell	7/21/21	461,184	465,119	3,935
Credit Suisse International
	Australian Dollar	Sell	7/21/21	374,938	374,659	(279)
	British Pound	Sell	9/15/21	1,034,881	1,057,583	22,702
	Canadian Dollar	Sell	7/21/21	959,814	946,117	(13,697)
	Euro	Sell	9/15/21	587,127	603,754	16,627
Goldman Sachs International
	Australian Dollar	Buy	7/21/21	1,993,786	2,045,388	(51,602)
	British Pound	Buy	9/15/21	5,934,516	6,086,153	(151,637)
	Canadian Dollar	Sell	7/21/21	955,942	1,138,729	182,787
	Euro	Buy	9/15/21	5,872,578	5,954,515	(81,937)
	Japanese Yen	Sell	8/18/21	3,949,575	3,993,525	43,950
	New Zealand Dollar	Sell	7/21/21	4,105,849	4,149,698	43,849
	Norwegian Krone	Buy	9/15/21	3,647,943	3,756,105	(108,162)
	Swedish Krona	Buy	9/15/21	2,169,464	2,243,346	(73,882)
	Swiss Franc	Sell	9/15/21	354,544	352,894	(1,650)
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/21/21	232,208	225,758	(6,450)
	British Pound	Sell	9/15/21	179,305	180,701	1,396
	Canadian Dollar	Buy	7/21/21	951,909	946,290	5,619
	Euro	Buy	9/15/21	940,662	989,514	(48,852)
	Hong Kong Dollar	Sell	8/18/21	519,216	519,091	(125)
	Japanese Yen	Buy	8/18/21	1,608,983	1,635,560	(26,577)
	New Zealand Dollar	Buy	7/21/21	166,007	177,040	(11,033)
	Norwegian Krone	Buy	9/15/21	28,579	26,133	2,446
	Swiss Franc	Buy	9/15/21	893,400	910,484	(17,084)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/21	1,348,543	1,390,020	(41,477)
	British Pound	Buy	9/15/21	2,559,255	2,617,127	(57,872)
	Canadian Dollar	Sell	7/21/21	1,854,932	1,823,382	(31,550)
	Euro	Buy	9/15/21	1,724,924	1,802,013	(77,089)
	Japanese Yen	Sell	8/18/21	1,163,882	1,178,789	14,907
	New Zealand Dollar	Sell	7/21/21	1,044,269	1,052,941	8,672
	Norwegian Krone	Buy	9/15/21	245,682	249,652	(3,970)
	Swedish Krona	Sell	9/15/21	931,280	930,897	(383)
	Swiss Franc	Buy	9/15/21	449,840	437,495	12,345
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	7/21/21	461,637	470,913	9,276
	British Pound	Buy	9/15/21	5,150,469	5,223,404	(72,935)
	Canadian Dollar	Buy	7/21/21	400,689	356,996	43,693
	Euro	Buy	9/15/21	4,560,211	4,716,994	(156,783)

20 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $148,186,057) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Morgan Stanley & Co. International PLC cont.
	Japanese Yen	Buy	8/18/21	$1,292,739	$1,326,397	$(33,658)
	New Zealand Dollar	Sell	7/21/21	1,041,753	1,073,164	31,411
	Norwegian Krone	Buy	9/15/21	1,329,135	1,369,444	(40,309)
	Swedish Krona	Buy	9/15/21	84,516	84,187	329
	Swiss Franc	Sell	9/15/21	428,398	441,293	12,895
NatWest Markets PLC
	Australian Dollar	Sell	7/21/21	237,533	227,010	(10,523)
	British Pound	Buy	9/15/21	1,853,239	1,895,158	(41,919)
	Canadian Dollar	Sell	7/21/21	1,778,375	1,766,995	(11,380)
	Euro	Sell	9/15/21	5,644,449	5,704,291	59,842
	Japanese Yen	Sell	8/18/21	635,779	643,588	7,809
	New Zealand Dollar	Sell	7/21/21	1,942,731	1,945,419	2,688
	Swedish Krona	Buy	9/15/21	610,334	632,104	(21,770)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/21	1,112,061	1,168,782	(56,721)
	British Pound	Sell	9/15/21	279,335	232,075	(47,260)
	Canadian Dollar	Sell	7/21/21	2,467,702	2,520,649	52,947
	Euro	Sell	9/15/21	4,418,180	4,507,373	89,193
	Hong Kong Dollar	Sell	8/18/21	3,249,745	3,248,720	(1,025)
	Japanese Yen	Sell	8/18/21	10,189,012	10,346,094	157,082
	New Zealand Dollar	Sell	7/21/21	1,381,245	1,364,559	(16,686)
	Norwegian Krone	Buy	9/15/21	1,118,248	1,125,990	(7,742)
	Swedish Krona	Buy	9/15/21	163,853	169,705	(5,852)
	Swiss Franc	Buy	9/15/21	427,099	420,449	6,650
Toronto-Dominion Bank
	Australian Dollar	Buy	7/21/21	1,491,046	1,531,564	(40,518)
	British Pound	Sell	9/15/21	548,985	562,113	13,128
	Canadian Dollar	Sell	7/21/21	451,108	477,473	26,365
	Euro	Sell	9/15/21	3,908,006	4,018,603	110,597
	Hong Kong Dollar	Sell	8/18/21	119,725	119,692	(33)
	Japanese Yen	Buy	8/18/21	1,200,048	1,224,633	(24,585)
	Norwegian Krone	Buy	9/15/21	923,023	960,059	(37,036)
	Swedish Krona	Sell	9/15/21	25,432	26,340	908
UBS AG
	Australian Dollar	Sell	7/21/21	564,616	557,689	(6,927)
	British Pound	Buy	9/15/21	1,511,092	1,545,979	(34,887)
	Canadian Dollar	Sell	7/21/21	1,310,811	1,364,679	53,868
	Euro	Buy	9/15/21	2,670,692	2,745,818	(75,126)
	Hong Kong Dollar	Sell	8/18/21	590,974	590,830	(144)
	Japanese Yen	Buy	8/18/21	5,630,451	5,739,544	(109,093)
	New Zealand Dollar	Sell	7/21/21	1,660,625	1,670,711	10,086
	Norwegian Krone	Buy	9/15/21	182,155	188,652	(6,497)
	Swedish Krona	Buy	9/15/21	4,404,548	4,563,081	(158,533)
WestPac Banking Corp.
	British Pound	Buy	9/15/21	227,867	234,096	(6,229)
	Canadian Dollar	Buy	7/21/21	398,027	392,377	5,650
	Euro	Sell	9/15/21	649,830	668,243	18,413
	Japanese Yen	Sell	8/18/21	161,992	164,905	2,913
	New Zealand Dollar	Sell	7/21/21	1,382,294	1,393,516	11,222
Unrealized appreciation						1,245,859
Unrealized (depreciation)						(2,086,406)
Total						$(840,547)

* The exchange currency for all contracts listed is the United States Dollar.

Putnam VT Diversified Income Fund 21

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr (Long)	1	$204,672	$204,672	Sep-21	$1,065
U.S. Treasury Note 2 yr (Short)	470	103,550,547	103,550,547	Sep-21	178,669
U.S. Treasury Note Ultra 10 yr (Short)	149	21,933,266	21,933,266	Sep-21	(323,101)
Unrealized appreciation					179,734
Unrealized (depreciation)					(323,101)
Total					$(143,367)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/21 (premiums $5,285,155) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
1.8775/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.8775		$4,068,500	$7,039
1.88/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.88		7,465,200	10,899
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		15,045,100	88,014
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	137,372
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	180,661
Goldman Sachs International
2.317/3 month USD-LIBOR-BBA/Dec-31	Dec-21/2.317		18,564,700	43,070
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	83,535
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	154,296
(1.519)/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.519		$18,564,700	289,424
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	22,714
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	28,976
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	60,298
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	74,630
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	121,128
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	146,767
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	433,805
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	1,267,957
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	24,928
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	25,577
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	61,105
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	98,095
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	120,934
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	123,915
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		2,490,200	485,265
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		2,490,200	598,246
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	604,446
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		202,900	9,999
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		405,900	88,754
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	159,714
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	167,461
Total				$5,719,024

22 Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/21 (premiums $149,169) (Unaudited)	Expiration	Notional		Contract
Counterparty	date/strike price	Amount		amount	Value
Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.21	$11,945,720	EUR	10,074,400	$23,653
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-21/103.41	14,000,000		$14,000,000	62,510
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-21/103.28	11,000,000		11,000,000	43,120
Morgan Stanley & Co. International PLC
GBP/USD (Call)	Aug-21/1.42	5,957,596	GBP	4,306,800	10,676
Total					$139,959

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	$(158,537)	$367,944
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	303,182
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	178,423
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$2,832,600	(202,814)	158,456
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		10,000,600	(483,029)	101,906
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	89,155
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		1,955,900	(46,355)	85,610
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	85,569
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	82,366
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		$3,500,200	(172,160)	57,438
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	21,611
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		20,100,300	(24,120)	14,070
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(29,145)	2,035
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	(2,466)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		4,020,100	(52,261)	(28,101)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		1,955,900	(46,355)	(45,846)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(48,363)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$1,442,500	(105,303)	(59,316)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(66,280)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,717,500	(223,704)	(97,228)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(108,630)
(1.5275)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.5275		30,000,000	(405,750)	(117,300)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		17,185,600	(158,537)	(155,530)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	(248,785)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(605,680)	(423,225)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		2,010,000	56,280	22,693
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	16,245
1.67/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		1,367,100	19,276	14,929
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		40,200,700	13,065	(6,030)
(1.67)/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		1,367,100	19,276	(13,261)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		5,000,300	78,005	(22,901)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		20,001,300	274,518	(37,602)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	(48,444)
(1.5275)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.5275		30,000,000	405,000	(54,000)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	68,386
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		$1,909,000	(231,275)	42,991
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	(30,143)
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(45,467)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$725,000	(93,344)	46,371
1.355/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.355		30,257,200	(144,304)	42,058

Putnam VT Diversified Income Fund 23

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Citibank, N.A. cont.
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		$722,200	$(22,948)	$24,396
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	23,078
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		7,866,400	(108,360)	7,945
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	3,191
1.026/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-21/1.026		25,553,500	(21,720)	51
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	(1,896)
0.98/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98		15,730,000	(54,269)	(3,775)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	(6,396)
(0.98)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98		15,730,000	(54,269)	(6,449)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	(8,340)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		7,866,400	(108,360)	(13,058)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	(15,621)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	(19,991)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(61,415)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	81,202
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	19,729
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	5,502
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	4,928
(1.321)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.321		2,915,800	21,032	(329)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	(2,805)
(1.005)/3 month USD-LIBOR-BBA/May-33 (Written)	May-23/1.005		13,964,900	134,994	(7,960)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	(11,522)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(15,037)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(20,653)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	34,847
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	1,819
1.473/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473		3,722,800	(35,255)	1,377
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	(2,525)
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	(2,651)
(1.473)/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473		$3,722,800	(35,255)	(7,222)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	(15,085)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(42,810)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	27,108
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	3,661
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	3,282
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	(15,240)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	339,733
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	181,789
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(112,085)	51,250
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	46,637
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,208,400	(69,846)	35,684
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	35,249
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	20,326
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	13,837
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(16,746)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	(17,698)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(26,981)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(31,383)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(77,793)	(52,795)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(58,184)

24 Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	$(125,262)	$(88,084)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(405,775)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	73,417
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	62,394
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	51,617
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	(56,036)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(70,303)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(87,033)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	215,312
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	40,941
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(72,043)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(94,214)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	146,975
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(108,750)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	33,048
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	8,054
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	5,316
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	(1,364)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	(5,109)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	(41,134)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,267,400	34,537	17,414
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	15,319
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,267,400	34,537	(8,416)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	(10,478)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	63,649
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	52,202
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	51,968
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	44,263
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	40,510
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,184,300	(50,471)	34,486
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	34,105
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	27,639
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$2,817,200	(77,276)	13,466
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	11,008
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	5,154
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	3,702
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	(16,966)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	(18,421)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(22,467)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,184,300	(50,471)	(25,092)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	(25,725)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(27,511)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,960,900	(53,696)	(32,162)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(32,579)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	(36,016)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	(37,663)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	(37,954)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		2,817,200	(206,008)	(39,723)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		5,986,600	177,837	170,858

Putnam VT Diversified Income Fund 25

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	$50,774	$32,423
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	18,354
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(7,907)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$5,986,600	47,858	(45,438)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		1,910,600	50,774	(47,001)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	39,228
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	29,497
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	21,592
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	20,279
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	(4,644)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	(20,841)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	(21,165)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	(27,564)
Unrealized appreciation					4,152,249
Unrealized (depreciation)					(3,719,063)
Total					$433,186

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21
(proceeds receivable $24,343,437) (Unaudited)	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 2.50%, 7/1/51	$7,000,000	7/14/21	$7,240,078
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	17,000,000	7/14/21	17,176,891
Total			$24,416,969

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$4,033,600	$509,565	$(121,612)	3/2/31	3 month USD-LIBOR-BBA —	2.7725% — Semiannually	$427,522
				Quarterly
3,717,300	190,474	(752)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	196,923
				Quarterly
1,061,300	225,272 E	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-	(225,308)
					BBA — Quarterly
700,900	28,092 E	(16)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	28,076
				Quarterly
2,674,400	191,220	(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(194,918)
					BBA — Quarterly
1,684,700	38,664 E	(19)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	38,645
				Quarterly
140,900	16,453 E	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(16,458)
					BBA — Quarterly
742,900	76,006 E	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-	(76,031)
					BBA — Quarterly
774,100	44,875	(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(51,567)
					BBA — Quarterly
1,032,500	21,848 E	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	(21,883)
					BBA — Quarterly
1,380,600	69,555 E	(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	69,508
					BBA — Quarterly
25,783,200	87,921	(72,255)	10/15/21	3 month USD-LIBOR-BBA —	1.316% — Semiannually	77,163
				Quarterly
26,814,500	112,085	(71,536)	10/21/21	3 month USD-LIBOR-BBA —	1.5025% — Semiannually	109,052
				Quarterly
118,200	3,288 E	(4)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-	(3,292)
					BBA — Quarterly
65,300	983 E	(2)	1/24/55	3 month USD-LIBOR-BBA —	1.977% — Semiannually	981
				Quarterly

26 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$527,900	$68,748 E	$(18)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-	$68,730
					BBA — Quarterly
24,211,500	24,938	(91)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-	(74,685)
					BBA — Quarterly
52,366,500	64,934	(197)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-	(107,676)
					BBA — Quarterly
2,990,500	349,709 E	(102)	1/27/47	3 month USD-LIBOR-BBA —	1.27% — Semiannually	(349,811)
				Quarterly
252,600	27,483 E	(9)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-	27,474
					BBA — Quarterly
610,000	137,464 E	(21)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-	137,443
					BBA — Quarterly
623,100	163,850 E	(21)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-	163,829
					BBA — Quarterly
1,046,400	52,864 E	(15)	3/17/32	3 month USD-LIBOR-BBA —	1.03% — Semiannually	(52,879)
				Quarterly
4,033,600	504,805	(537,890)	2/18/31	3 month USD-LIBOR-BBA —	2.764% — Semiannually	7,174
				Quarterly
403,700	16,628 E	(5)	3/24/32	3 month USD-LIBOR-BBA —	1.07% — Semiannually	(16,633)
				Quarterly
228,700	20,183 E	(3)	3/24/35	3 month USD-LIBOR-BBA —	0.968% — Semiannually	(20,186)
				Quarterly
1,162,600	86,997 E	(16)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-	86,981
					BBA — Quarterly
202,300	14,086 E	(4)	6/21/37	3 month USD-LIBOR-BBA —	1.232% — Semiannually	(14,090)
				Quarterly
161,800	11,546 E	(3)	6/20/40	3 month USD-LIBOR-BBA —	1.204% — Semiannually	(11,549)
				Quarterly
203,700	15,318 E	(4)	6/28/37	3 month USD-LIBOR-BBA —	1.168% — Semiannually	(15,322)
				Quarterly
45,200	3,324 E	(1)	7/3/40	3 month USD-LIBOR-BBA —	1.177% — Semiannually	(3,325)
				Quarterly
7,724,800	151,715	(62)	7/14/25	3 month USD-LIBOR-BBA —	0.30% — Semiannually	(144,136)
				Quarterly
3,565,200	223,895	(47)	7/15/30	3 month USD-LIBOR-BBA —	0.645% — Semiannually	(214,740)
				Quarterly
4,619,400	95,991	(44)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-	91,629
					BBA — Quarterly
5,496,500	118,450	(44)	8/12/25	3 month USD-LIBOR-BBA —	0.277% — Semiannually	(113,894)
				Quarterly
2,048,400	317,768 E	159,105	9/2/52	3 month USD-LIBOR-BBA —	1.188% — Semiannually	(158,663)
				Quarterly
7,026,600	147,067	(66)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-	144,654
					BBA — Quarterly
12,783,400	3,452	(48)	9/16/22	3 month USD-LIBOR-BBA —	0.214% — Semiannually	10,754
				Quarterly
7,427,700	134,590	(60)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-	130,988
					BBA — Quarterly
5,923,000	117,808	(89,171)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-	27,993
					BBA — Quarterly
3,326,000	188,152	(16,260)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-	168,209
					BBA — Quarterly
5,571,000	802,614	(15,012)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-	776,299
					BBA — Quarterly
2,625,300	109,606	—	12/7/30	3 month USD-LIBOR-BBA —	0.932% — Semiannually	(108,204)
				Quarterly
2,152,800	101,741	—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-	100,679
					BBA — Quarterly
7,427,700	122,854	(60)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-	119,965
					BBA — Quarterly

Putnam VT Diversified Income Fund 27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$809,500	$88,826	$(28)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-	$88,427
					BBA — Quarterly
9,844,300	28,647	(62)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-	27,248
					BBA — Quarterly
10,688,100	652,402	(204)	12/2/33	3 month USD-LIBOR-BBA —	1.02% — Semiannually	(644,955)
				Quarterly
7,594,500	146,650	(61)	12/16/25	3 month USD-LIBOR-BBA —	0.428% — Semiannually	(145,730)
				Quarterly
1,501,100	60,479	(21)	6/22/31	3 month USD-LIBOR-BBA —	1.0025% — Semiannually	(60,175)
				Quarterly
168,000	10,201	(6)	1/8/51	3 month USD-LIBOR-BBA —	1.509% — Semiannually	(9,066)
				Quarterly
168,000	8,701	(6)	1/8/51	3 month USD-LIBOR-BBA —	1.546% — Semiannually	(7,536)
				Quarterly
7,147,800	102,214	(58)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-	86,367
					BBA — Quarterly
1,065,000	29,969	(36)	1/14/51	3 month USD-LIBOR-BBA —	1.644% — Semiannually	(22,312)
				Quarterly
1,384,900	32,365	(20)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-	29,484
					BBA — Quarterly
1,340,200	34,457 E	(19)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-	34,438
					BBA — Quarterly
3,722,800	17,497	11,119	4/15/31	3 month USD-LIBOR-BBA —	1.465% — Semiannually	38,667
				Quarterly
1,500,000	44,985	(20)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-	38,558
					BBA — Quarterly
10,531,600	61,083 E	(59)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-	61,025
					BBA — Quarterly
1,200,000	27,660	(16)	2/4/31	1.153% — Semiannually	3 month USD-LIBOR-	22,335
					BBA — Quarterly
602,000	18,289	(21)	2/4/51	3 month USD-LIBOR-BBA —	1.635% — Semiannually	(14,461)
				Quarterly
4,366,000	69,769	(58)	2/9/31	3 month USD-LIBOR-BBA —	1.231% — Semiannually	(49,649)
				Quarterly
7,445,600	104,685	(16,999)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-	74,357
					BBA — Quarterly
1,504,000	21,176	(12)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-	18,076
					BBA — Quarterly
1,230,000	21,980	(16)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-	16,613
					BBA — Quarterly
3,602,000	9,617	(48)	2/18/31	3 month USD-LIBOR-BBA —	1.377% — Semiannually	7,976
				Quarterly
2,976,000	11,279	(39)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-	(2,855)
					BBA — Quarterly
2,617,000	4,449	(35)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-	(17,229)
					BBA — Quarterly
1,063,000	10,981	(14)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-	(16,219)
					BBA — Quarterly
4,500,000	52,065	(60)	3/5/31	3 month USD-LIBOR-BBA —	1.5324% — Semiannually	73,833
				Quarterly
3,722,800	40,020	(49)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-	(56,589)
					BBA — Quarterly
840,100	32,369 E	(13)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-	(32,382)
					BBA — Quarterly
4,708,400	6,451	(44)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-	(15,204)
					BBA — Quarterly
7,445,600	43,780	(70)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-	(57,350)
					BBA — Quarterly
3,370,100	100,631	(45)	4/15/31	3 month USD-LIBOR-BBA —	1.734% — Semiannually	111,599
				Quarterly

28 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,263,800	$112,706	$(43)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-	$(117,927)
					BBA — Quarterly
3,722,800	99,883	(49)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-	(110,887)
					BBA — Quarterly
3,917,300	63,734	(52)	5/5/31	3 month USD-LIBOR-BBA —	1.591% — Semiannually	72,283
				Quarterly
3,722,800	53,869	(49)	5/17/31	3 month USD-LIBOR-BBA —	1.573% — Semiannually	60,251
				Quarterly
246,000	2,984	(3)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-	(3,469)
					BBA — Quarterly
3,722,800	78,737	(49)	5/21/31	3 month USD-LIBOR-BBA —	1.644% — Semiannually	84,855
				Quarterly
2,361,000	42,663	(31)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-	(45,971)
					BBA — Quarterly
7,834,600	32,200	(74)	6/4/23	3 month USD-LIBOR-BBA —	0.857% — Semiannually	(28,026)
				Quarterly
1,552,800	25,171 E	(22)	9/1/31	1.63% — Semiannually	3 month USD-LIBOR-	(25,193)
					BBA — Quarterly
78,774,000	141,005 E	149,297	9/15/23	3 month USD-LIBOR-BBA —	0.30% — Semiannually	8,292
				Quarterly
78,483,000	270,766 E	(307,491)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-	(36,725)
					BBA — Quarterly
7,908,000	137,441 E	120,660	9/15/31	1.65% — Semiannually	3 month USD-LIBOR-	(16,781)
					BBA — Quarterly
7,023,000	387,670 E	(366,175)	9/15/51	3 month USD-LIBOR-BBA —	2.00% — Semiannually	21,495
				Quarterly
895,100	14,008 E	(13)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-	(14,021)
					BBA — Quarterly
3,722,800	47,391	(49)	6/16/31	3 month USD-LIBOR-BBA —	1.558% — Semiannually	49,576
				Quarterly
267,300	10,286 E	(9)	6/11/51	2.232% — Semiannually	3 month USD-LIBOR-	(10,295)
					BBA — Quarterly
2,865,000	4,985	(11)	6/10/23	3 month USD-LIBOR-BBA —	0.2215% — Semiannually	(4,840)
				Quarterly
2,428,000	9,445	(32)	6/14/31	3 month USD-LIBOR-BBA —	1.465% — Semiannually	10,956
				Quarterly
2,480,000	8,829	(33)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-	(10,703)
					BBA — Quarterly
2,765,000	62,517 E	54,754	9/15/31	1.45% — Annually	Secured Overnight	(7,763)
					Financing Rate —
					Annually
2,940,000	5,145	(39)	6/15/31	1.4425% — Semiannually	3 month USD-LIBOR-	(6,914)
					BBA — Quarterly
3,722,800	8,637	(49)	6/23/31	3 month USD-LIBOR-BBA —	1.45% — Semiannually	9,673
				Quarterly
1,071,000	9,639	(14)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-	(10,065)
					BBA — Quarterly
4,059,000	16,885	(54)	6/29/31	3 month USD-LIBOR-BBA —	1.47% — Semiannually	17,130
				Quarterly
4,880,000	10,394	(65)	6/23/31	1.448% — Semiannually	3 month USD-LIBOR-	(11,880)
					BBA — Quarterly
5,360,500	5,146	(51)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-	4,744
					BBA — Quarterly
582,000	1,827	(8)	7/6/31	3 month USD-LIBOR-BBA —	1.463% — Semiannually	1,820
				Quarterly
7,157,200	1,789	(68)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-	(1,857)
					BBA — Quarterly
2,561,300	6,198 E	(34)	7/9/31	3 month USD-LIBOR-BBA —	1.457% — Semiannually	6,164
				Quarterly

Putnam VT Diversified Income Fund 29

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$53,000	$228	$(1)	6/30/31	1.4715% — Semiannually	3 month USD-LIBOR-	$(231)
						BBA — Quarterly
	3,003,500	7,268 E	(40)	7/15/31	3 month USD-LIBOR-BBA —	1.46% — Semiannually	7,229
					Quarterly
AUD	53,800	2,169 E	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-	2,169
						BBSW — Semiannually
AUD	181,000	10,105 E	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-	10,103
						BBSW — Semiannually
AUD	67,200	4,083 E	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-	4,082
						BBSW — Semiannually
AUD	104,900	6,652 E	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-	6,650
						BBSW — Semiannually
AUD	391,500	31,310 E	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-	31,305
						BBSW — Semiannually
AUD	25,100	2,607 E	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-	2,606
						BBSW — Semiannually
AUD	1,200,000	25,774	(13)	4/6/31	6 month AUD-BBR-BBSW —	1.87% — Semiannually	29,646
					Semiannually
AUD	4,500,000	26,290 E	23,259	9/15/31	6 month AUD-BBR-BBSW —	1.55% — Semiannually	(3,031)
					Semiannually
CAD	601,500	359 E	(5)	8/16/26	3 month CAD-BA-CDOR —	1.474% — Semiannually	(364)
					Semiannually
CAD	2,734,100	32,092	(14,720)	6/15/31	3 month CAD-BA-CDOR —	1.99% — Semiannually	18,435
					Semiannually
CAD	1,093,600	7,411	(12)	6/15/31	1.924% — Semiannually	3 month CAD-BA-CDOR —	(8,002)
						Semiannually
CAD	820,300	3,706	(9)	6/15/31	1.894% — Semiannually	3 month CAD-BA-CDOR —	(4,141)
						Semiannually
CAD	546,800	1,235	(6)	6/15/31	1.864% — Semiannually	3 month CAD-BA-CDOR —	(1,519)
						Semiannually
CAD	4,986,000	15,244 E	17,692	9/15/31	3 month CAD-BA-CDOR —	1.84% — Semiannually	2,448
					Semiannually
CAD	273,400	307	(3)	6/15/31	1.819% — Semiannually	3 month CAD-BA-CDOR —	169
						Semiannually
CHF	237,000	2,293 E	2,301	9/15/31	0.05% plus 6 month CHF-	—	8
					LIBOR-BBA — Semiannually
EUR	347,600	104,690 E	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-	(104,704)
						REUTERS — Semiannually
EUR	472,900	134,830	(18)	2/19/50	6 month EUR-EURIBOR-	1.354% — Annually	138,722
					REUTERS — Semiannually
EUR	522,000	134,228	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-	(137,688)
						REUTERS — Semiannually
EUR	528,600	126,323	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-	(129,692)
						REUTERS — Semiannually
EUR	653,200	135,156	(25)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-	(138,582)
						REUTERS — Semiannually
EUR	636,800	162,041 E	(24)	11/29/58	6 month EUR-EURIBOR-	1.343% — Annually	162,017
					REUTERS — Semiannually
EUR	679,000	126,099	(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-	(130,831)
						REUTERS — Semiannually
EUR	503,000	85,499 E	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-	(85,518)
						REUTERS — Semiannually
EUR	458,800	63,003	(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-	(65,903)
						REUTERS — Semiannually
EUR	307,000	31,732	(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-	(33,487)
						REUTERS — Semiannually
EUR	1,018,300	22,277 E	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-	22,239
						REUTERS — Semiannually
EUR	614,700	71,700 E	(23)	6/6/54	6 month EUR-EURIBOR-	0.207% — Annually	(71,723)
					REUTERS — Semiannually

30 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	864,500	$71,448	$(32)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-	$68,542
						REUTERS — Semiannually
EUR	3,365,700	121,562	(127)	2/19/50	6 month EUR-EURIBOR-	0.595% — Annually	137,997
					REUTERS — Semiannually
EUR	401,600	56,167 E	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-	56,152
						REUTERS — Semiannually
EUR	189,700	49,790 E	(7)	3/13/54	—	0.2275% plus 6 month	49,782
						EUR-EURIBOR-
						REUTERS — Semiannually
EUR	1,164,500	78,941 E	(25)	5/13/40	6 month EUR-EURIBOR-	0.276% — Annually	(78,965)
					REUTERS — Semiannually
EUR	550,400	34,910 E	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-	34,898
						REUTERS — Semiannually
EUR	766,600	48,113 E	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-	48,095
						REUTERS — Semiannually
EUR	262,300	16,478 E	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-	16,472
						REUTERS — Semiannually
EUR	746,600	9,570	(30)	5/21/51	6 month EUR-EURIBOR-	0.516% — Annually	10,586
					REUTERS — Semiannually
EUR	730,000	6,232	(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-	(6,529)
						REUTERS — Semiannually
EUR	683,800	3,292 E	(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-	3,280
						REUTERS — Semiannually
EUR	1,448,000	13,839 E	(7,285)	9/15/31	0.05% — Annually	6 month EUR-EURIBOR-	6,554
						REUTERS — Semiannually
GBP	477,400	3,104	(9)	5/19/31	Sterling Overnight	0.754% — Annually	3,652
					Index Average — Annually
GBP	1,719,000	56,285 E	38,883	9/15/31	0.975% — Annually	Sterling Overnight	(17,402)
						Index Average — Annually
JPY	39,192,500	22,098 E	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-	(22,110)
						BBA — Semiannually
JPY	81,219,900	5,169	(6,405)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-	(1,363)
						BBA — Semiannually
JPY	49,066,800	20,454 E	(15)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-	20,439
						BBA — Semiannually
NOK	16,694,000	562 E	4,923	9/15/31	6 month NOK-NIBOR-NIBR —	1.70% — Annually	4,361
					Semiannually
NZD	2,341,000	12,878 E	2,617	9/15/31	3 month NZD-BBR-FRA —	1.83% — Semiannually	(10,261)
					Quarterly
SEK	13,752,000	2,250 E	88	9/15/31	0.77% — Annually	3 month SEK-STIBOR-	2,344
						SIDE — Quarterly
Total			$(1,062,774)				$325,570

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$329,897	$328,949	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$(320)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
57,468	57,303	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(56)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
49,683	49,540	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(48)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
4,697,539	4,680,840	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(6,032)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$575,174	$572,787	$—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	$(1,065)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
203,367	202,855	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(26)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
3,535,913	3,521,603	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	4,627
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
53,930	54,034	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(716)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
37,920	37,920	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	474
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
30,884	30,855	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(358)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
69,628	68,317	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	307
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
37,389	37,054	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	135
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
28,547	28,291	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	103
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
22,499	22,297	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	81
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
33,681	32,401	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(869)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
60,714	58,553	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,434)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
8,709	8,399	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(206)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
5,404	5,212	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(128)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
438,776	437,216	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(563)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
280,385	279,389	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(360)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
169,908	169,304	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(218)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
184,282	183,627	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(1,601)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
96,964	96,095	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	350
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly

32 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$50,837	$50,382	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$184
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
68,866	68,999	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	914
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
35,786	35,855	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	475
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
28,736	28,791	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	382
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
151,877	141,761	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(8,140)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
62,221	58,077	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(3,335)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
49,014	48,090	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	216
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
54,002	52,985	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	238
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
51,996	51,531	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	188
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
Deutsche Bank AG
240,355	239,383	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	315
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
10,816	10,772	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	14
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
28,821	28,704	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	38
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
63,235	62,979	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	83
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
117,534	117,058	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	154
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
141,023	140,452	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	185
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
168,336	167,655	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	220
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
230,610	229,677	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	302
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
55,880	56,127	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	(871)
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
50,489	50,586	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(670)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$122,554	$122,554	$—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	$1,531
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
105,940	105,940	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	1,324
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
111,132	103,730	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(5,957)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
94,119	94,119	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	1,176
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
94,119	94,119	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	1,176
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
61,756	57,643	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(3,310)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
173,355	173,193	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(2,011)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
71,688	70,338	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	316
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
61,851	59,501	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,597)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
47,453	45,650	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,225)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
24,232	23,312	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(625)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
23,729	22,827	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(612)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
9,046	8,702	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(233)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
34,157	32,941	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(806)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
25,185	24,288	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(595)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,786	1,723	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(42)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
144,540	144,406	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	1,677
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
36,905	36,871	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	428
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
22,793	22,772	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	264
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
71,688	70,338	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	316
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

34 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$187,775	$186,093	$—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	$(678)
				LIBOR — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
28,970	29,026	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(385)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
59,215	59,054	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	560
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
454,652	454,652	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	(5,681)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Morgan Stanley & Co. International PLC
854,414	851,345	—	7/17/24	3.825% (3 month USD-	Pera Funding DAC, 3.825%,	(2,576)
				LIBOR-BBA minus	Series 2019–01, 7/10/24 —
				0.12%) — Quarterly	Quarterly
Upfront premium received		—		Unrealized appreciation		18,753
Upfront premium (paid)		—		Unrealized (depreciation)		(53,349)
Total		$—		Total		$(34,596)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	5,511,000	$583,219	$(102)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP	$583,117
						excluding tobacco — At
						maturity
EUR	5,511,000	577,926	(102)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP	577,824
						excluding tobacco — At
						maturity
EUR	2,753,000	508,262	(98)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP	508,164
						excluding tobacco — At
						maturity
EUR	1,558,000	89,525	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP	89,525
						excluding tobacco — At
						maturity
EUR	1,558,000	11,251	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP	(11,251)
						excluding tobacco — At
						maturity
EUR	3,399,000	50,380	(40)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP	(50,419)
						excluding tobacco — At
						maturity
EUR	3,399,000	51,186	(40)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP	(51,225)
						excluding tobacco — At
						maturity
EUR	3,399,000	51,468	(40)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP	(51,508)
						excluding tobacco — At
						maturity
EUR	3,399,000	51,750	(40)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP	(51,790)
						excluding tobacco — At
						maturity
EUR	2,753,000	729,880	(130)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP	(730,010)
						excluding tobacco — At
						maturity
EUR	5,511,000	1,055,676	(196)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP	(1,055,871)
						excluding tobacco — At
						maturity
EUR	5,511,000	1,062,994	(196)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP	(1,063,190)
						excluding tobacco — At
						maturity

Putnam VT Diversified Income Fund 35

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited) cont.
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
GBP	3,154,000	$190,660	$(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail	$190,593
						Price Index — At maturity
GBP	3,493,000	55,663	(46)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail	55,617
						Price Index — At maturity
GBP	2,460,000	48,492	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail	48,435
						Price Index — At maturity
GBP	3,532,000	29,999	(83)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail	29,916
						Price Index — At maturity
GBP	1,892,000	24,680	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail	24,636
						Price Index — At maturity
GBP	883,000	15,024	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail	15,003
						Price Index — At maturity
	$9,114,000	122,492	(153)	5/12/31	2.67% — At maturity	USA Non Revised	122,339
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	8,996,000	108,672	(151)	4/1/31	2.686% — At maturity	USA Non Revised	108,521
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	27,558,000	15,432	(347)	4/15/26	2.79% — At maturity	USA Non Revised	(15,781)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
Total			$(1,953)				$(727,355)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB–/P	$5,468	$80,000	$21,160	5/11/63	300 bp — Monthly	$(15,652)
CMBX NA BBB–.6 Index	BB–/P	10,546	175,000	46,288	5/11/63	300 bp — Monthly	(35,654)
CMBX NA BBB–.6 Index	BB–/P	21,545	349,000	92,311	5/11/63	300 bp — Monthly	(70,591)
CMBX NA BBB–.6 Index	BB–/P	20,577	361,000	95,485	5/11/63	300 bp — Monthly	(74,727)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A-/P	5,899	39,000	3,303	5/11/63	200 bp — Monthly	2,608
CMBX NA A.6 Index	A-/P	4,583	39,000	3,303	5/11/63	200 bp — Monthly	1,292
CMBX NA A.6 Index	A-/P	5,202	41,000	3,473	5/11/63	200 bp — Monthly	1,743
CMBX NA A.6 Index	A-/P	8,464	61,000	5,167	5/11/63	200 bp — Monthly	3,317
CMBX NA A.6 Index	A-/P	17,444	113,000	9,571	5/11/63	200 bp — Monthly	7,911
CMBX NA A.6 Index	A-/P	19,263	115,000	9,741	5/11/63	200 bp — Monthly	9,560
CMBX NA A.6 Index	A-/P	42,096	238,000	20,159	5/11/63	200 bp — Monthly	22,017
CMBX NA A.6 Index	A-/P	46,218	278,000	23,547	5/11/63	200 bp — Monthly	22,764
CMBX NA BB.11 Index	BB–/P	57,630	102,000	9,088	11/18/54	500 bp — Monthly	48,627
CMBX NA BB.13 Index	BB–/P	10,497	105,000	8,820	12/16/72	500 bp — Monthly	1,765
CMBX NA BB.13 Index	BB–/P	10,661	117,000	9,828	12/16/72	500 bp — Monthly	931
CMBX NA BB.13 Index	BB–/P	17,931	190,000	15,960	12/16/72	500 bp — Monthly	2,129
CMBX NA BB.13 Index	BB–/P	32,549	357,000	29,988	12/16/72	500 bp — Monthly	2,858
CMBX NA BB.6 Index	B-/P	165,112	1,116,721	497,946	5/11/63	500 bp — Monthly	(331,903)
CMBX NA BB.7 Index	B/P	46,032	902,000	312,814	1/17/47	500 bp — Monthly	(266,030)
CMBX NA BBB– .12 Index	BBB–/P	41,215	260,000	9,438	8/17/61	300 bp — Monthly	31,907
CMBX NA BBB– .13 Index	BBB–/P	6,139	70,000	2,513	12/16/72	300 bp — Monthly	3,661
CMBX NA BBB– .14 Index	BBB–/P	312	10,000	171	12/16/72	300 bp — Monthly	146
CMBX NA BBB– .14 Index	BBB–/P	5,489	168,000	2,873	12/16/72	300 bp — Monthly	2,701
CMBX NA BBB– .14 Index	BBB–/P	8,225	268,000	4,583	12/16/72	300 bp — Monthly	3,777
CMBX NA BBB– .6 Index	BB–/P	25,235	103,000	27,244	5/11/63	300 bp — Monthly	(1,957)
CMBX NA BBB–.10 Index	BBB–/P	12,109	111,000	9,812	11/17/59	300 bp — Monthly	2,352

36 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.11 Index	BBB–/P	$689	$11,000	$381	11/18/54	300 bp — Monthly	$314
CMBX NA BBB–.12 Index	BBB–/P	1,460	35,000	1,271	8/17/61	300 bp — Monthly	207
CMBX NA BBB–.12 Index	BBB–/P	4,715	80,000	2,904	8/17/61	300 bp — Monthly	1,851
CMBX NA BBB–.13 Index	BBB–/P	8,181	161,000	5,780	12/16/72	300 bp — Monthly	2,482
CMBX NA BBB–.14 Index	BBB–/P	2,411	57,000	975	12/16/72	300 bp — Monthly	1,465
CMBX NA BBB–.14 Index	BBB–/P	4,750	95,000	1,625	12/16/72	300 bp — Monthly	3,173
CMBX NA BBB–.14 Index	BBB–/P	6,793	149,000	2,548	12/16/72	300 bp — Monthly	4,319
CMBX NA BBB–.6 Index	BB–/P	3,825	58,000	15,341	5/11/63	300 bp — Monthly	(11,487)
CMBX NA BBB–.6 Index	BB–/P	4,145	63,000	16,664	5/11/63	300 bp — Monthly	(12,487)
CMBX NA BBB–.6 Index	BB–/P	10,756	158,000	41,791	5/11/63	300 bp — Monthly	(30,956)
CMBX NA BBB–.6 Index	BB–/P	250,386	3,932,000	1,040,014	5/11/63	300 bp — Monthly	(787,662)
Credit Suisse International
CMBX NA BB.7 Index	B/P	22,204	166,000	57,569	1/17/47	500 bp — Monthly	(35,226)
CMBX NA BBB–.6 Index	BB–/P	8,950	81,000	21,425	5/11/63	300 bp — Monthly	(12,434)
CMBX NA BBB–.6 Index	BB–/P	19,778	179,000	47,346	5/11/63	300 bp — Monthly	(27,478)
CMBX NA BBB–.6 Index	BB–/P	667,321	7,102,000	1,878,479	5/11/63	300 bp — Monthly	(1,207,607)
CMBX NA BBB–.7 Index	BB/P	13,231	179,000	31,826	1/17/47	300 bp — Monthly	(18,506)
CMBX NA BBB–.7 Index	BB/P	34,676	528,000	93,878	1/17/47	300 bp — Monthly	(58,938)
Goldman Sachs International
CMBX NA BBB–.6 Index	BB–/P	13,478	87,000	23,012	5/11/63	300 bp — Monthly	(9,490)
CMBX NA BB.13 Index	BB–/P	7,982	83,000	6,972	12/16/72	500 bp — Monthly	1,079
CMBX NA BB.6 Index	B-/P	48,449	109,635	48,886	5/11/63	500 bp — Monthly	(346)
CMBX NA BB.9 Index	B+/P	21,836	54,000	11,945	9/17/58	500 bp — Monthly	9,936
CMBX NA BBB– .13 Index	BBB–/P	105	1,000	36	12/16/72	300 bp — Monthly	70
CMBX NA BBB– .13 Index	BBB–/P	1,013	17,000	610	12/16/72	300 bp — Monthly	411
CMBX NA BBB– .13 Index	BBB–/P	1,007	17,000	610	12/16/72	300 bp — Monthly	405
CMBX NA BBB– .13 Index	BBB–/P	2,192	30,000	1,077	12/16/72	300 bp — Monthly	1,130
CMBX NA BBB– .13 Index	BBB–/P	5,540	35,000	1,257	12/16/72	300 bp — Monthly	4,301
CMBX NA BBB– .13 Index	BBB–/P	6,425	41,000	1,472	12/16/72	300 bp — Monthly	4,974
CMBX NA BBB– .13 Index	BBB–/P	3,490	59,000	2,118	12/16/72	300 bp — Monthly	1,401
CMBX NA BBB– .13 Index	BBB–/P	12,696	75,000	2,693	12/16/72	300 bp — Monthly	10,041
CMBX NA BBB–.11 Index	BBB–/P	64	1,000	35	11/18/54	300 bp — Monthly	29
CMBX NA BBB–.13 Index	BBB–/P	3,267	71,000	2,549	12/16/72	300 bp — Monthly	753
CMBX NA BBB–.13 Index	BBB–/P	6,235	97,000	3,482	12/16/72	300 bp — Monthly	2,801
CMBX NA BBB–.13 Index	BBB–/P	8,045	128,000	4,595	12/16/72	300 bp — Monthly	3,514
CMBX NA BBB–.14 Index	BBB–/P	1,008	35,000	599	12/16/72	300 bp — Monthly	427
CMBX NA BBB–.14 Index	BBB–/P	2,266	51,000	872	12/16/72	300 bp — Monthly	1,420
CMBX NA BBB–.14 Index	BBB–/P	4,542	101,000	1,727	12/16/72	300 bp — Monthly	2,865
CMBX NA BBB–.14 Index	BBB–/P	4,731	103,000	1,761	12/16/72	300 bp — Monthly	3,021
CMBX NA BBB–.14 Index	BBB–/P	3,226	112,000	1,915	12/16/72	300 bp — Monthly	1,367
CMBX NA BBB–.6 Index	BB–/P	420	5,000	1,323	5/11/63	300 bp — Monthly	(900)
CMBX NA BBB–.6 Index	BB–/P	1,607	12,000	3,174	5/11/63	300 bp — Monthly	(1,561)
CMBX NA BBB–.6 Index	BB–/P	1,597	12,000	3,174	5/11/63	300 bp — Monthly	(1,571)
CMBX NA BBB–.6 Index	BB–/P	1,947	22,000	5,819	5/11/63	300 bp — Monthly	(3,861)
CMBX NA BBB–.6 Index	BB–/P	3,254	28,000	7,406	5/11/63	300 bp — Monthly	(4,138)
CMBX NA BBB–.6 Index	BB–/P	2,849	36,000	9,522	5/11/63	300 bp — Monthly	(6,655)
CMBX NA BBB–.6 Index	BB–/P	6,209	59,000	15,606	5/11/63	300 bp — Monthly	(9,367)
CMBX NA BBB–.6 Index	BB–/P	5,920	59,000	15,606	5/11/63	300 bp — Monthly	(9,656)
CMBX NA BBB–.6 Index	BB–/P	6,856	62,000	16,399	5/11/63	300 bp — Monthly	(9,512)
CMBX NA BBB–.6 Index	BB–/P	5,978	69,000	18,251	5/11/63	300 bp — Monthly	(12,238)
CMBX NA BBB–.6 Index	BB–/P	4,769	70,000	18,515	5/11/63	300 bp — Monthly	(13,711)
CMBX NA BBB–.6 Index	BB–/P	8,842	79,000	20,896	5/11/63	300 bp — Monthly	(12,014)
CMBX NA BBB–.6 Index	BB–/P	9,574	87,000	23,012	5/11/63	300 bp — Monthly	(13,394)

Putnam VT Diversified Income Fund 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BB–/P	$8,117	$94,000	$24,863	5/11/63	300 bp — Monthly	$(16,699)
CMBX NA BBB–.6 Index	BB–/P	16,293	98,000	25,921	5/11/63	300 bp — Monthly	(9,579)
CMBX NA BBB–.6 Index	BB–/P	8,608	102,000	26,979	5/11/63	300 bp — Monthly	(18,320)
CMBX NA BBB–.6 Index	BB–/P	13,886	102,000	26,979	5/11/63	300 bp — Monthly	(13,042)
CMBX NA BBB–.6 Index	BB–/P	5,606	111,000	29,360	5/11/63	300 bp — Monthly	(23,698)
CMBX NA BBB–.6 Index	BB–/P	16,916	113,000	29,889	5/11/63	300 bp — Monthly	(12,916)
CMBX NA BBB–.6 Index	BB–/P	16,910	115,000	30,418	5/11/63	300 bp — Monthly	(13,450)
CMBX NA BBB–.6 Index	BB–/P	13,259	119,000	31,476	5/11/63	300 bp — Monthly	(18,157)
CMBX NA BBB–.6 Index	BB–/P	13,360	123,000	32,534	5/11/63	300 bp — Monthly	(19,112)
CMBX NA BBB–.6 Index	BB–/P	13,309	123,000	32,534	5/11/63	300 bp — Monthly	(19,163)
CMBX NA BBB–.6 Index	BB–/P	10,717	127,000	33,592	5/11/63	300 bp — Monthly	(22,811)
CMBX NA BBB–.6 Index	BB–/P	10,857	131,000	34,650	5/11/63	300 bp — Monthly	(23,727)
CMBX NA BBB–.6 Index	BB–/P	13,452	134,000	35,443	5/11/63	300 bp — Monthly	(21,924)
CMBX NA BBB–.6 Index	BB–/P	6,776	139,000	36,766	5/11/63	300 bp — Monthly	(29,920)
CMBX NA BBB–.6 Index	BB–/P	15,957	143,000	37,824	5/11/63	300 bp — Monthly	(21,795)
CMBX NA BBB–.6 Index	BB–/P	15,957	143,000	37,824	5/11/63	300 bp — Monthly	(21,795)
CMBX NA BBB–.6 Index	BB–/P	21,242	153,000	40,469	5/11/63	300 bp — Monthly	(19,150)
CMBX NA BBB–.6 Index	BB–/P	17,887	160,000	42,320	5/11/63	300 bp — Monthly	(24,353)
CMBX NA BBB–.6 Index	BB–/P	8,601	166,000	43,907	5/11/63	300 bp — Monthly	(35,223)
CMBX NA BBB–.6 Index	BB–/P	25,922	172,000	45,494	5/11/63	300 bp — Monthly	(19,486)
CMBX NA BBB–.6 Index	BB–/P	9,024	173,000	45,759	5/11/63	300 bp — Monthly	(36,648)
CMBX NA BBB–.6 Index	BB–/P	20,787	192,000	50,784	5/11/63	300 bp — Monthly	(29,901)
CMBX NA BBB–.6 Index	BB–/P	23,498	193,000	51,049	5/11/63	300 bp — Monthly	(27,454)
CMBX NA BBB–.6 Index	BB–/P	10,604	207,000	54,752	5/11/63	300 bp — Monthly	(44,044)
CMBX NA BBB–.6 Index	BB–/P	31,126	222,000	58,719	5/11/63	300 bp — Monthly	(27,482)
CMBX NA BBB–.6 Index	BB–/P	11,031	228,000	60,306	5/11/63	300 bp — Monthly	(49,161)
CMBX NA BBB–.6 Index	BB–/P	11,359	229,000	60,571	5/11/63	300 bp — Monthly	(49,097)
CMBX NA BBB–.6 Index	BB–/P	30,867	280,000	74,060	5/11/63	300 bp — Monthly	(43,053)
CMBX NA BBB–.6 Index	BB–/P	32,901	315,000	83,318	5/11/63	300 bp — Monthly	(50,259)
CMBX NA BBB–.7 Index	BB/P	151,525	2,050,000	364,490	1/17/47	300 bp — Monthly	(211,940)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B+/P	8,906	111,000	27,062	5/11/63	500 bp — Monthly	(18,063)
CMBX NA BB.6 Index	B-/P	289,832	546,233	243,565	5/11/63	500 bp — Monthly	46,722
CMBX NA BBB– .13 Index	BBB–/P	473	8,000	287	12/16/72	300 bp — Monthly	190
CMBX NA BBB– .13 Index	BBB–/P	1,841	19,000	682	12/16/72	300 bp — Monthly	1,168
CMBX NA BBB– .13 Index	BBB–/P	1,835	20,000	718	12/16/72	300 bp — Monthly	1,127
CMBX NA BBB– .13 Index	BBB–/P	4,189	23,000	826	12/16/72	300 bp — Monthly	3,375
CMBX NA BBB–.6 Index	BB–/P	2,246,548	7,027,000	1,858,642	5/11/63	300 bp — Monthly	391,420
Merrill Lynch International
CMBX NA BB.6 Index	B-/P	5,703	49,481	22,064	5/11/63	500 bp — Monthly	(16,320)
CMBX NA BBB– .6 Index	BB–/P	418,453	1,553,000	410,769	5/11/63	300 bp — Monthly	8,461
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A-/P	31,775	205,000	17,364	5/11/63	200 bp — Monthly	14,480
CMBX NA BB.13 Index	BB–/P	4,218	44,000	3,696	12/16/72	500 bp — Monthly	558
CMBX NA BB.13 Index	BB–/P	5,481	57,000	4,788	12/16/72	500 bp — Monthly	741
CMBX NA BB.13 Index	BB–/P	6,232	67,000	5,628	12/16/72	500 bp — Monthly	659
CMBX NA BB.13 Index	BB–/P	10,914	119,000	9,996	12/16/72	500 bp — Monthly	1,018
CMBX NA BB.13 Index	BB–/P	12,929	137,000	11,508	12/16/72	500 bp — Monthly	1,535
CMBX NA BB.13 Index	BB–/P	15,587	162,000	13,608	12/16/72	500 bp — Monthly	2,114
CMBX NA BB.13 Index	BB–/P	18,497	203,000	17,052	12/16/72	500 bp — Monthly	1,614
CMBX NA BB.13 Index	BB–/P	22,815	247,000	20,748	12/16/72	500 bp — Monthly	2,273
CMBX NA BB.13 Index	BB–/P	24,422	266,000	22,344	12/16/72	500 bp — Monthly	2,300
CMBX NA BB.6 Index	B-/P	7,658	61,124	27,255	5/11/63	500 bp — Monthly	(19,546)

38 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.6 Index	B-/P	$35,608	$140,682	$62,730	5/11/63	500 bp — Monthly	$(27,005)
CMBX NA BB.6 Index	B-/P	98,879	226,061	100,801	5/11/63	500 bp — Monthly	(1,733)
CMBX NA BB.6 Index	B-/P	105,000	242,555	108,155	5/11/63	500 bp — Monthly	(2,953)
CMBX NA BB.6 Index	B-/P	71,706	282,333	125,892	5/11/63	500 bp — Monthly	(53,952)
CMBX NA BB.9 Index	B+/P	1,602	4,000	885	9/17/58	500 bp — Monthly	721
CMBX NA BBB– .13 Index	BBB–/P	1,214	13,000	467	12/16/72	300 bp — Monthly	754
CMBX NA BBB– .13 Index	BBB–/P	769	13,000	467	12/16/72	300 bp — Monthly	309
CMBX NA BBB– .13 Index	BBB–/P	4,672	23,000	826	12/16/72	300 bp — Monthly	3,857
CMBX NA BBB– .13 Index	BBB–/P	4,042	44,000	1,580	12/16/72	300 bp — Monthly	2,484
CMBX NA BBB– .14 Index	BBB–/P	182	6,000	103	12/16/72	300 bp — Monthly	83
CMBX NA BBB– .14 Index	BBB–/P	1,353	48,000	821	12/16/72	300 bp — Monthly	556
CMBX NA BBB–.12 Index	BBB–/P	1,945	33,000	1,198	8/17/61	300 bp — Monthly	763
CMBX NA BBB–.12 Index	BBB–/P	5,925	138,000	5,009	8/17/61	300 bp — Monthly	985
CMBX NA BBB–.13 Index	BBB–/P	1,180	18,000	646	12/16/72	300 bp — Monthly	542
CMBX NA BBB–.14 Index	BBB–/P	1,077	25,000	428	12/16/72	300 bp — Monthly	662
CMBX NA BBB–.6 Index	BB–/P	7,485	114,000	30,153	5/11/63	300 bp — Monthly	(22,611)
CMBX NA BBB–.6 Index	BB–/P	7,592	115,000	30,418	5/11/63	300 bp — Monthly	(22,768)
CMBX NA BBB–.6 Index	BB–/P	120,750	350,000	92,575	5/11/63	300 bp — Monthly	28,350
CMBX NA BBB–.6 Index	BB–/P	451,855	6,820,500	1,804,022	5/11/63	300 bp — Monthly	(1,348,754)
Upfront premium received		6,595,629	Unrealized appreciation				755,643
Upfront premium (paid)		—	Unrealized (depreciation)				(5,614,773)
Total		$6,595,629	Total				$(4,859,130)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(39,270)	$154,000	$37,545	11/17/59	(500 bp) — Monthly	$(1,853)
CMBX NA BB.10 Index	(10,541)	101,000	24,624	11/17/59	(500 bp) — Monthly	13,999
CMBX NA BB.10 Index	(9,210)	84,000	20,479	11/17/59	(500 bp) — Monthly	11,199
CMBX NA BB.11 Index	(33,038)	255,000	22,721	11/18/54	(500 bp) — Monthly	(10,530)
CMBX NA BB.11 Index	(9,803)	104,000	9,266	11/18/54	(500 bp) — Monthly	(624)
CMBX NA BB.11 Index	(3,316)	65,000	5,792	11/18/54	(500 bp) — Monthly	2,422
CMBX NA BB.11 Index	(2,075)	40,000	3,564	11/18/54	(500 bp) — Monthly	1,456
CMBX NA BB.12 Index	(2,610)	8,000	756	8/17/61	(500 bp) — Monthly	(1,861)
CMBX NA BB.8 Index	(6,208)	48,265	17,332	10/17/57	(500 bp) — Monthly	11,083
CMBX NA BB.9 Index	(50,474)	489,000	108,167	9/17/58	(500 bp) — Monthly	57,285
CMBX NA BB.9 Index	(6,258)	97,000	21,456	9/17/58	(500 bp) — Monthly	15,117
CMBX NA BB.9 Index	(2,630)	67,000	14,820	9/17/58	(500 bp) — Monthly	12,135
CMBX NA BB.9 Index	(1,668)	46,000	10,175	9/17/58	(500 bp) — Monthly	8,469
CMBX NA BB.9 Index	(1,854)	46,000	10,175	9/17/58	(500 bp) — Monthly	8,282
CMBX NA BBB– .10 Index	(117,433)	683,000	60,377	11/17/59	(300 bp) — Monthly	(57,397)
CMBX NA BBB– .10 Index	(28,552)	123,000	10,873	11/17/59	(300 bp) — Monthly	(17,740)
CMBX NA BBB– .10 Index	(21,710)	91,000	8,044	11/17/59	(300 bp) — Monthly	(13,711)
CMBX NA BBB– .10 Index	(12,443)	57,000	5,039	11/17/59	(300 bp) — Monthly	(7,432)
CMBX NA BBB– .10 Index	(11,535)	53,000	4,685	11/17/59	(300 bp) — Monthly	(6,876)
CMBX NA BBB– .10 Index	(3,428)	27,000	2,387	11/17/59	(300 bp) — Monthly	(1,055)
CMBX NA BBB– .12 Index	(4,819)	70,000	2,541	8/17/61	(300 bp) — Monthly	(2,313)

Putnam VT Diversified Income Fund 39

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.10 Index	$(14,314)	$117,000	$10,343	11/17/59	(300 bp) — Monthly	$(4,029)
CMBX NA BBB–.10 Index	(5,991)	47,000	4,155	11/17/59	(300 bp) — Monthly	(1,860)
CMBX NA BBB–.10 Index	(3,569)	28,000	2,475	11/17/59	(300 bp) — Monthly	(1,108)
CMBX NA BBB–.11 Index	(32,007)	100,000	3,460	11/18/54	(300 bp) — Monthly	(28,597)
CMBX NA BBB–.12 Index	(60,146)	180,000	6,534	8/17/61	(300 bp) — Monthly	(53,702)
CMBX NA BBB–.12 Index	(54,225)	156,000	5,663	8/17/61	(300 bp) — Monthly	(48,640)
CMBX NA BBB–.12 Index	(29,175)	83,000	3,013	8/17/61	(300 bp) — Monthly	(26,204)
CMBX NA BBB–.12 Index	(334)	1,000	36	8/17/61	(300 bp) — Monthly	(298)
CMBX NA BBB–.13 Index	(2,273)	30,000	1,077	12/16/72	(300 bp) — Monthly	(1,211)
CMBX NA BBB–.8 Index	(18,652)	118,000	16,331	10/17/57	(300 bp) — Monthly	(2,380)
CMBX NA BBB–.8 Index	(18,725)	118,000	16,331	10/17/57	(300 bp) — Monthly	(2,453)
CMBX NA BBB–.8 Index	(12,500)	80,000	11,072	10/17/57	(300 bp) — Monthly	(1,468)
CMBX NA BBB–.8 Index	(7,586)	53,000	7,335	10/17/57	(300 bp) — Monthly	(277)
CMBX NA BBB–.8 Index	(1,722)	11,000	1,522	10/17/57	(300 bp) — Monthly	(205)
CMBX NA BBB–.9 Index	(4,259)	18,000	1,400	9/17/58	(300 bp) — Monthly	(2,867)
Credit Suisse International
CMBX NA BB.10 Index	(24,973)	210,000	51,198	11/17/59	(500 bp) — Monthly	26,050
CMBX NA BB.10 Index	(28,019)	210,000	51,198	11/17/59	(500 bp) — Monthly	23,004
CMBX NA BB.10 Index	(13,797)	111,000	27,062	11/17/59	(500 bp) — Monthly	13,172
CMBX NA BB.7 Index	(9,602)	527,799	235,345	5/11/63	(500 bp) — Monthly	225,304
CMBX NA BB.7 Index	(46,385)	282,000	97,798	1/17/47	(500 bp) — Monthly	51,177
CMBX NA BB.7 Index	(25,825)	140,000	48,552	1/17/47	(500 bp) — Monthly	22,610
CMBX NA BB.9 Index	(72,579)	724,000	160,149	9/17/58	(500 bp) — Monthly	86,967
Goldman Sachs International
CMBX NA BB.6 Index	(29,155)	276,512	123,297	5/11/63	(500 bp) — Monthly	93,911
CMBX NA BB.7 Index	(27,088)	179,000	62,077	1/17/47	(500 bp) — Monthly	34,840
CMBX NA A .6 Index	(6,956)	105,000	8,894	5/11/63	(200 bp) — Monthly	1,902
CMBX NA BB.6 Index	(36,089)	239,644	106,857	5/11/63	(500 bp) — Monthly	70,569
CMBX NA BB.7 Index	(38,548)	228,000	79,070	1/17/47	(500 bp) — Monthly	40,332
CMBX NA BB.7 Index	(35,390)	216,000	74,909	1/17/47	(500 bp) — Monthly	39,339
CMBX NA BB.7 Index	(26,396)	130,000	45,084	1/17/47	(500 bp) — Monthly	18,579
CMBX NA BB.7 Index	(6,572)	36,000	12,485	1/17/47	(500 bp) — Monthly	5,883
CMBX NA BB.8 Index	(57,836)	159,273	57,195	10/17/57	(500 bp) — Monthly	(774)
CMBX NA BB.8 Index	(57,936)	159,273	57,195	10/17/57	(500 bp) — Monthly	(873)
CMBX NA BB.8 Index	(1,813)	15,445	5,546	10/17/57	(500 bp) — Monthly	3,721
CMBX NA BB.9 Index	(3,025)	19,000	4,203	9/17/58	(500 bp) — Monthly	1,162
CMBX NA BB.9 Index	(1,438)	9,000	1,991	9/17/58	(500 bp) — Monthly	546
CMBX NA BB.9 Index	(1,264)	8,000	1,770	9/17/58	(500 bp) — Monthly	499
CMBX NA BB.9 Index	(39)	1,000	221	9/17/58	(500 bp) — Monthly	182
CMBX NA BBB– .10 Index	(4,812)	22,000	1,945	11/17/59	(300 bp) — Monthly	(2,878)
CMBX NA BBB– .12 Index	(4,289)	22,000	799	8/17/61	(300 bp) — Monthly	(3,501)
CMBX NA BBB–.12 Index	(11,482)	34,000	1,234	8/17/61	(300 bp) — Monthly	(10,265)
CMBX NA BBB–.13 Index	(6,290)	83,000	2,980	12/16/72	(300 bp) — Monthly	(3,351)
CMBX NA BBB–.6 Index	(71,123)	261,000	69,035	5/11/63	(300 bp) — Monthly	(2,219)
CMBX NA BBB–.8 Index	(11,604)	74,000	10,242	10/17/57	(300 bp) — Monthly	(1,400)
CMBX NA BBB–.8 Index	(3,086)	20,000	2,768	10/17/57	(300 bp) — Monthly	(328)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(129,802)	238,000	21,206	11/18/54	(500 bp) — Monthly	(108,794)
CMBX NA BB.17 Index	(201,248)	411,000	142,535	1/17/47	(500 bp) — Monthly	(59,056)
CMBX NA BB.8 Index	(27,259)	53,091	19,065	10/17/57	(500 bp) — Monthly	(8,239)
CMBX NA BB.9 Index	(14,826)	30,000	6,636	9/17/58	(500 bp) — Monthly	(8,215)
CMBX NA BBB– .10 Index	(8,576)	52,000	4,597	11/17/59	(300 bp) — Monthly	(4,005)
CMBX NA BBB–.10 Index	(18,029)	64,000	5,658	11/17/59	(300 bp) — Monthly	(12,404)

40 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.10 Index	$(13,109)	$44,000	$3,890	11/17/59	(300 bp) — Monthly	$(9,241)
CMBX NA BBB–.11 Index	(22,315)	71,000	2,457	11/18/54	(300 bp) — Monthly	(19,894)
CMBX NA BBB–.11 Index	(4,708)	15,000	519	11/18/54	(300 bp) — Monthly	(4,196)
CMBX NA BBB–.11 Index	(4,715)	15,000	519	11/18/54	(300 bp) — Monthly	(4,203)
CMBX NA BBB–.12 Index	(2,032)	52,000	1,888	8/17/61	(300 bp) — Monthly	(170)
CMBX NA BBB–.7 Index	(499,810)	2,129,000	378,536	1/17/47	(300 bp) — Monthly	(122,338)
Merrill Lynch International
CMBX NA BB.10 Index	(11,494)	202,000	49,248	11/17/59	(500 bp) — Monthly	37,586
CMBX NA BB.11 Index	(7,414)	15,000	1,337	11/18/54	(500 bp) — Monthly	(6,090)
CMBX NA BB.9 Index	(15,037)	386,000	85,383	9/17/58	(500 bp) — Monthly	70,024
CMBX NA BBB– .10 Index	(11,267)	52,000	4,597	11/17/59	(300 bp) — Monthly	(6,696)
CMBX NA BBB–.7 Index	(20,241)	247,000	43,917	1/17/47	(300 bp) — Monthly	23,552
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(5,502)	54,000	9,601	1/17/47	(300 bp) — Monthly	4,072
CMBX NA BB.10 Index	(10,593)	101,000	24,624	11/17/59	(500 bp) — Monthly	13,947
CMBX NA BB.12 Index	(4,892)	67,000	6,332	8/17/61	(500 bp) — Monthly	1,384
CMBX NA BB.12 Index	(715)	10,000	945	8/17/61	(500 bp) — Monthly	222
CMBX NA BB.7 Index	(32,981)	164,000	56,875	1/17/47	(500 bp) — Monthly	23,757
CMBX NA BB.7 Index	(13,305)	69,000	23,929	1/17/47	(500 bp) — Monthly	10,567
CMBX NA BB.7 Index	(404)	2,000	694	1/17/47	(500 bp) — Monthly	288
CMBX NA BB.8 Index	(28,090)	77,223	27,731	10/17/57	(500 bp) — Monthly	(423)
CMBX NA BB.8 Index	(16,314)	31,855	11,439	10/17/57	(500 bp) — Monthly	(4,902)
CMBX NA BB.9 Index	(4,057)	115,000	25,438	9/17/58	(500 bp) — Monthly	21,285
CMBX NA BB.9 Index	(1,916)	49,000	10,839	9/17/58	(500 bp) — Monthly	8,882
CMBX NA BB.9 Index	(2,565)	17,000	3,760	9/17/58	(500 bp) — Monthly	1,181
CMBX NA BB.9 Index	(694)	14,000	3,097	9/17/58	(500 bp) — Monthly	2,391
CMBX NA BB.9 Index	(1,641)	12,000	2,654	9/17/58	(500 bp) — Monthly	1,004
CMBX NA BB.9 Index	(1,464)	11,000	2,433	9/17/58	(500 bp) — Monthly	960
CMBX NA BB.9 Index	(1,223)	9,000	1,991	9/17/58	(500 bp) — Monthly	761
CMBX NA BB.9 Index	(908)	6,000	1,327	9/17/58	(500 bp) — Monthly	414
CMBX NA BB.9 Index	(908)	6,000	1,327	9/17/58	(500 bp) — Monthly	414
CMBX NA BBB– . 8 Index	(2,956)	19,000	2,630	10/17/57	(300 bp) — Monthly	(336)
CMBX NA BBB– . 8 Index	(1,568)	10,000	1,384	10/17/57	(300 bp) — Monthly	(189)
CMBX NA BBB– .10 Index	(35,401)	210,000	18,564	11/17/59	(300 bp) — Monthly	(16,942)
CMBX NA BBB– .10 Index	(15,610)	66,000	5,834	11/17/59	(300 bp) — Monthly	(9,808)
CMBX NA BBB– .10 Index	(13,896)	57,000	5,039	11/17/59	(300 bp) — Monthly	(8,886)
CMBX NA BBB– .10 Index	(5,991)	50,000	4,420	11/17/59	(300 bp) — Monthly	(1,596)
CMBX NA BBB– .10 Index	(7,117)	31,000	2,740	11/17/59	(300 bp) — Monthly	(4,393)
CMBX NA BBB– .10 Index	(6,112)	28,000	2,475	11/17/59	(300 bp) — Monthly	(3,651)
CMBX NA BBB– .10 Index	(2,182)	17,000	1,503	11/17/59	(300 bp) — Monthly	(688)
CMBX NA BBB– .10 Index	(3,252)	15,000	1,326	11/17/59	(300 bp) — Monthly	(1,934)
CMBX NA BBB– .10 Index	(3,027)	14,000	1,238	11/17/59	(300 bp) — Monthly	(1,797)
CMBX NA BBB–.10 Index	(11,105)	90,000	7,956	11/17/59	(300 bp) — Monthly	(3,194)
CMBX NA BBB–.10 Index	(11,288)	89,000	7,868	11/17/59	(300 bp) — Monthly	(3,464)
CMBX NA BBB–.10 Index	(6,214)	49,000	4,332	11/17/59	(300 bp) — Monthly	(1,907)
CMBX NA BBB–.11 Index	(30,700)	97,000	3,356	11/18/54	(300 bp) — Monthly	(27,392)
CMBX NA BBB–.11 Index	(18,102)	58,000	2,007	11/18/54	(300 bp) — Monthly	(16,124)
CMBX NA BBB–.11 Index	(2,667)	47,000	1,626	11/18/54	(300 bp) — Monthly	(1,064)
CMBX NA BBB–.11 Index	(320)	1,000	35	11/18/54	(300 bp) — Monthly	(286)
CMBX NA BBB–.13 Index	(7,765)	126,000	4,523	12/16/72	(300 bp) — Monthly	(3,305)
CMBX NA BBB–.7 Index	(5,016)	79,000	14,046	1/17/47	(300 bp) — Monthly	8,991
CMBX NA BBB–.8 Index	(15,120)	97,000	13,425	10/17/57	(300 bp) — Monthly	(1,744)
CMBX NA BBB–.8 Index	(13,168)	92,000	12,733	10/17/57	(300 bp) — Monthly	(481)

Putnam VT Diversified Income Fund 41

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.8 Index	$(5,156)	$33,000	$4,567	10/17/57	(300 bp) — Monthly	$(606)
CMBX NA BBB–.8 Index	(4,958)	32,000	4,429	10/17/57	(300 bp) — Monthly	(545)
CMBX NA BBB–.8 Index	(2,944)	19,000	2,630	10/17/57	(300 bp) — Monthly	(327)
Upfront premium received	—		Unrealized appreciation			1,132,878
Upfront premium (paid)	(2,679,453)		Unrealized (depreciation)			(811,805)
Total	$(2,679,453)		Total			$321,073

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$139,067	$5,536	$—
Energy	31,472	—	250
Utilities and power	—	11,924	—
Total common stocks	170,539	17,460	250
Asset-backed securities	—	705,464	495,000
Convertible bonds and notes	—	11,094,522	—
Corporate bonds and notes	—	30,218,508	4
Foreign government and agency bonds and notes	—	22,555,795	—
Mortgage-backed securities	—	72,782,068	—
Preferred stocks	—	12,832	—
Purchased options outstanding	—	184,146	—
Purchased swap options outstanding	—	3,965,419	—
Senior loans	—	4,252,749	—
U.S. government and agency mortgage obligations	—	106,810,299	—
U.S. treasury obligations	—	111,594	—
Short-term investments	110,000	45,220,130	—
Totals by level	$280,539	$297,930,986	$495,254

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(840,547)	$—
Futures contracts	(143,367)	—	—
Written options outstanding	—	(139,959)	—
Written swap options outstanding	—	(5,719,024)	—
Forward premium swap option contracts	—	433,186	—
TBA sale commitments	—	(24,416,969)	—
Interest rate swap contracts	—	1,388,344	—
Total return swap contracts	—	(759,998)	—
Credit default contracts	—	(8,454,233)	—
Totals by level	$(143,367)	$(38,509,200)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

42 Putnam VT Diversified Income Fund

Statement of assets and liabilities
6/30/21 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $277,748,444)	$268,685,467
Affiliated issuers (identified cost $30,021,312) (Note 5)	30,021,312
Cash	53,179
Foreign currency (cost $8,418) (Note 1)	8,079
Interest and other receivables	1,797,300
Receivable for shares of the fund sold	67,820
Receivable for investments sold	150,677
Receivable for sales of TBA securities (Note 1)	15,212,024
Receivable for variation margin on futures contracts (Note 1)	663
Receivable for variation margin on centrally cleared swap contracts (Note 1)	617,362
Unrealized appreciation on forward currency contracts (Note 1)	1,245,859
Unrealized appreciation on forward premium swap option contracts (Note 1)	4,152,249
Unrealized appreciation on OTC swap contracts (Note 1)	1,907,274
Premium paid on OTC swap contracts (Note 1)	2,679,453
Total assets	326,598,718

Liabilities
Payable for investments purchased	503,403
Payable for purchases of TBA securities (Note 1)	97,322,750
Payable for shares of the fund repurchased	219,463
Payable for compensation of Manager (Note 2)	79,008
Payable for custodian fees (Note 2)	60,500
Payable for investor servicing fees (Note 2)	21,279
Payable for Trustee compensation and expenses (Note 2)	114,408
Payable for administrative services (Note 2)	568
Payable for distribution fees (Note 2)	25,659
Payable for variation margin on futures contracts (Note 1)	83,187
Payable for variation margin on centrally cleared swap contracts (Note 1)	635,360
Unrealized depreciation on forward currency contracts (Note 1)	2,086,406
Unrealized depreciation on forward premium swap option contracts (Note 1)	3,719,063
Written options outstanding, at value (premiums $5,434,324) (Note 1)	5,858,983
TBA sale commitments, at value (proceeds receivable $24,343,437) (Note 1)	24,416,969
Unrealized depreciation on OTC swap contracts (Note 1)	6,479,927
Premium received on OTC swap contracts (Note 1)	6,595,629
Collateral on certain derivative contracts, at value (Notes 1 and 9)	221,594
Other accrued expenses	119,778
Total liabilities	148,563,934

Net assets	$178,034,784

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$244,987,123
Total distributable earnings (Note 1)	(66,952,339)
Total — Representing net assets applicable to capital shares outstanding	$178,034,784

Computation of net asset value Class IA
Net assets	$55,415,978
Number of shares outstanding	9,960,321
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.56

Computation of net asset value Class IB
Net assets	$122,618,806
Number of shares outstanding	21,945,138
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.59

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 43

Statement of operations
Six months ended 6/30/21 (Unaudited)

Investment income
Interest (including interest income of $17,634 from investments in affiliated issuers) (Note 5)	$4,214,839
Dividends	5,630
Total investment income	4,220,469

Expenses
Compensation of Manager (Note 2)	486,715
Investor servicing fees (Note 2)	64,621
Custodian fees (Note 2)	44,666
Trustee compensation and expenses (Note 2)	4,112
Distribution fees (Note 2)	157,489
Administrative services (Note 2)	1,675
Auditing and tax fees	77,408
Other	40,847
Total expenses	877,533

Expense reduction (Note 2)	(48)
Net expenses	877,485

Net investment income	3,342,984

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	5,515,913
Foreign currency transactions (Note 1)	(31,600)
Forward currency contracts (Note 1)	(241,106)
Futures contracts (Note 1)	(265,197)
Swap contracts (Note 1)	(5,227,239)
Written options (Note 1)	313,127
Total net realized gain	63,898
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(7,676,977)
Assets and liabilities in foreign currencies	(1,457)
Forward currency contracts	(994,644)
Futures contracts	(74,867)
Swap contracts	2,201,159
Written options	429,815
Total change in net unrealized depreciation	(6,116,971)

Net loss on investments	(6,053,073)

Net decrease in net assets resulting from operations	$(2,710,089)

The accompanying notes are an integral part of these financial statements.

44 Putnam VT Diversified Income Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/21*	12/31/20
Decrease in net assets
Operations:
Net investment income	$3,342,984	$7,260,224
Net realized gain on investments and foreign currency transactions	63,898	2,418,999
Change in net unrealized depreciation of investments and assets and liabilities in foreign currencies	(6,116,971)	(12,682,319)
Net decrease in net assets resulting from operations	(2,710,089)	(3,003,096)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(511,935)	(4,703,731)
Class IB	(795,004)	(9,864,028)
Decrease from capital share transactions (Note 4)	(1,417,353)	(9,612,440)
Total decrease in net assets	(5,434,381)	(27,183,295)
Net assets:
Beginning of period	183,469,165	210,652,460
End of period	$178,034,784	$183,469,165

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 45

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/21†	$5.69	.11	(.19)	(.08)	(.05)	(.05)	$5.56	(1.41)*	$55,416	.39*	1.90*	558*
12/31/20	6.26	.22	(.33)[f]	(.11)	(.46)	(.46)	5.69	(.76)[f]	58,536.79		4.06	1,184
12/31/19	5.82	.27	.39	.66	(.22)	(.22)	6.26	11.56	66,012.79		4.53	987
12/31/18	6.13	.32	(.36)	(.04)	(.27)	(.27)	5.82	(.74)	65,046.80		5.28	790
12/31/17	6.06	.32	.11	.43	(.36)	(.36)	6.13	7.42	73,119.78		5.30	1,100
12/31/16	6.21	.34	(.03)	.31	(.46)	(.46)	6.06	5.76	77,226	.79[g]	5.89[g]	846
Class IB
6/30/21†	$5.71	.10	(.18)	(.08)	(.04)	(.04)	$5.59	(1.49)*	$122,619	.51*	1.77*	558*
12/31/20	6.27	.21	(.32)[f]	(.11)	(.45)	(.45)	5.71	(.90)[f]	124,933	1.04	3.80	1,184
12/31/19	5.83	.26	.38	.64	(.20)	(.20)	6.27	11.23	144,640	1.04	4.26	987
12/31/18	6.14	.30	(.35)	(.05)	(.26)	(.26)	5.83	(.98)	130,502	1.05	5.02	790
12/31/17	6.07	.30	.12	.42	(.35)	(.35)	6.14	7.12	136,889	1.03	5.04	1,100
12/31/16	6.22	.33	(.04)	.29	(.44)	(.44)	6.07	5.42	139,483	1.04[g]	5.63[g]	846

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring litigation payment received by the fund from an ISDA Fix Anti-Trust Settlement which amounted to the following amounts per share outstanding on May 4, 2020:

Per share
Class IA	$0.03
Class IB	0.03

This payment resulted in an increase to total returns of 0.52% for the period ended December 31, 2020.

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

46 Putnam VT Diversified Income Fund

Notes to financial statements 6/30/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2021 through June 30, 2021.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed investments. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is

Putnam VT Diversified Income Fund 47

recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to

48 Putnam VT Diversified Income Fund

hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

Putnam VT Diversified Income Fund 49

At the close of the reporting period, the fund had a net liability position of $10,859,602 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $10,757,171 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$31,354,169	$14,052,908	$45,407,077

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $283,902,303, resulting in gross unrealized appreciation and depreciation of $15,864,176 and $39,712,268, respectively, or net unrealized depreciation of $23,848,092.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 44.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.264% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$20,156
Class IB	44,465
Total	$64,621

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and

50 Putnam VT Diversified Income Fund

State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $48 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $124, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$1,268,820,349	$1,266,943,636
U.S. government securities
(Long-term)	—	—
Total	$1,268,820,349	$1,266,943,636

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/21		Year ended 12/31/20		Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	196,538	$1,121,152	199,839	$1,134,515	2,137,121	$12,268,061	4,045,680	$22,379,970
Shares issued in connection with
reinvestment of distributions	89,813	511,935	935,135	4,703,731	138,744	795,004	1,949,413	9,864,028
	286,351	1,633,087	1,134,974	5,838,246	2,275,865	13,063,065	5,995,093	32,243,998
Shares repurchased	(606,766)	(3,465,791)	(1,397,116)	(7,797,250)	(2,209,679)	(12,647,714)	(7,169,392)	(39,897,434)
Net increase (decrease)	(320,415)	$(1,832,704)	(262,142)	$(1,959,004)	66,186	$415,351	(1,174,299)	$(7,653,436)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/20	Purchase cost	Sale proceeds	Investment income	6/30/21
Short-term investments
Putnam Short Term Investment
Fund**	$31,347,766	$34,154,724	$35,481,178	$17,634	$30,021,312
Total Short-term investments	$31,347,766	$34,154,724	$35,481,178	$17,634	$30,021,312

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, the FCA and LIBOR’s administrator, ICE Benchmark Administration, announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based

Putnam VT Diversified Income Fund 51

investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the date on which the applicable rate ceases to be published.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$43,700,000
Purchased currency option contracts (contract amount)	$19,800,000
Purchased swap option contracts (contract amount)	$510,700,000
Written TBA commitment option contracts (contract amount)	$43,700,000
Written currency option contracts (contract amount)	$14,200,000
Written swap option contracts (contract amount)	$404,600,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$231,900,000
Centrally cleared interest rate swap contracts (notional)	$630,300,000
OTC total return swap contracts (notional)	$17,700,000
Centrally cleared total return swap contracts (notional)	$133,600,000
OTC credit default contracts (notional)	$62,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$3,000,526	Payables	$11,457,335
Foreign exchange contracts	Investments, Receivables	1,349,667	Payables	2,120,735
	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	17,319,929*	Unrealized depreciation	18,178,085*
Total		$21,670,122		$31,756,155

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(801,018)	$(801,018)
Foreign exchange contracts	208,975	—	(241,106)	—	$(32,131)
Interest rate contracts	3,766,517	(265,197)	—	(4,426,221)	$(924,901)
Total	$3,975,492	$(265,197)	$(241,106)	$(5,227,239)	$(1,758,050)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$248,489	$248,489
Foreign exchange contracts	(191,163)	—	(994,644)	—	$(1,185,807)
Interest rate contracts	(1,291,240)	(74,867)	—	1,952,670	$586,563
Total	$(1,482,403)	$(74,867)	$(994,644)	$2,201,159	$(350,755)

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Putnam VT Diversified Income Fund 53

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$562,730	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$562,730
OTC Total return
swap contracts*#	—	5,727	—	—	—	2,947	315	6,519	—	2,685	560	—	—	—	—	—	—	—	—	18,753
Centrally cleared total
return swap contracts§	—	—	54,632	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	54,632
OTC Credit
default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default contracts —
protection purchased*#	—	—	—	—	489,109	669,464	—	728,107	—	—	585,674	183,829	344,343	—	—	—	—	—	—	3,000,526
Futures contracts§	—	—	—	—	—	—	—	—	—	—	663	—	—	—	—	—	—	—	—	663
Forward currency
contracts#	15,560	65,210	—	82,824	—	39,329	—	270,586	9,461	35,924	—	—	97,604	70,339	305,872	150,998	63,954	—	38,198	1,245,859
Forward premium swap
option contracts#	1,601,632	111,377	—	258,451	—	—	—	72,094	—	911,933	—	—	403,228	—	—	79,151	603,787	110,596	—	4,152,249
Purchased swap
options**#	14,142	—	—	—	—	—	—	1,054,813	—	670,602	—	—	2,057,126	—	—	1,934	166,802	—	—	3,965,419
Purchased options**#	—	—	—	—	—	—	—	68,843	—	80,338	—	—	34,965	—	—	—	—	—	—	184,146
Total Assets	$1,631,334	$182,314	$617,362	$341,275	$489,109	$711,740	$315	$2,200,962	$9,461	$1,701,482	$586,897	$183,829	$2,937,266	$70,339	$305,872	$232,083	$834,543	$110,596	$38,198	$13,184,977
Liabilities:
Centrally cleared interest
rate swap contracts§	$—	$—	$578,198	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$578,198
OTC Total return
swap contracts*#	—	11,258	—	1,141	—	13,076	—	18,554	—	—	6,744	—	2,576	—	—	—	—	—	—	53,349
Centrally cleared total
return swap contracts§	—	—	57,162	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	57,162
OTC Credit
default contracts —
protection sold*#	254,760	—	—	—	2,143,021	2,126,349	—	1,855,601	—	—	2,127,685	432,015	2,515,328	—	—	—	—	—	—	11,454,759
OTC Credit
default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	83,187	—	—	—	—	—	—	—	—	83,187
Forward currency
contracts#	141,694	80,704	—	34,529	—	13,976	—	468,870	110,121	212,341	—	—	303,685	85,592	135,286	102,172	391,207	—	6,229	2,086,406
Forward premium swap
option contracts#	1,583,308	75,610	—	195,247	—	—	—	85,533	—	911,018	—	—	275,007	—	—	66,501	452,625	74,214	—	3,719,063
Written swap options#	105,952	—	—	318,033	—	—	—	570,325	—	2,156,275	—	—	2,142,511	—	—	98,753	327,175	—	—	5,719,024
Written options#	—	—	—	—	—	—	—	23,653	—	105,630	—	—	10,676	—	—	—	—	—	—	139,959
Total Liabilities	$2,085,714	$167,572	$635,360	$548,950	$2,143,021	$2,153,401	$—	$3,022,536	$110,121	$3,385,264	$2,217,616	$432,015	$5,249,783	$85,592	$135,286	$267,426	$1,171,007	$74,214	$6,229	$23,891,107
Total Financial and
Derivative Net Assets	$(454,380)	$14,742	$(17,998)	$(207,675)	$(1,653,912)	$(1,441,661)	$315	$(821,574)	$(100,660)	$(1,683,782)	$(1,630,719)	$(248,186)	$(2,312,517)	$(15,253)	$170,586	$(35,343)	$(336,464)	$36,382	$31,969	$(10,706,130)
Total collateral
received (pledged)†##	$(301,970)	$—	$—	$(207,675)	$(1,639,845)	$(1,431,894)	$—	$(821,574)	$—	$(1,683,782)	$(1,578,861)	$(248,186)	$(2,256,858)	$(15,253)	$111,594	$(35,343)	$(201,980)	$36,382	$—
Net amount	$(152,410)	$14,742	$(17,998)	$—	$(14,067)	$(9,767)	$315	$—	$(100,660)	$—	$(51,858)	$—	$(55,659)	$—	$58,992	$—	$(134,484)	$—	$31,969

54 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 55

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Controlled collateral
received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$111,594	$—	$—	$110,000	$—	$221,594
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged)
(including TBA
commitments)**	$(301,970)	$—	$—	$(271,984)	$(1,639,845)	$(1,431,894)	$—	$(845,941)	$—	$(1,753,849)	$(1,682,861)	$(252,000)	$(2,256,858)	$(110,989)	$—	$(111,000)	$(201,980)	$—	$—	$(10,861,171)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $551,967 and $2,726,825, respectively.

Note 10 — New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

56 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 57

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2021, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2021, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2021 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2021. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2020. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds.

58 Putnam VT Diversified Income Fund

Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2020. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2023. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2020. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2020 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s newly launched exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, The Putnam Funds generally performed well in 2020, which Putnam Management characterized as a challenging year with significant volatility and varied market dynamics. On an asset-weighted basis, the Putnam funds ranked in the second quartile of their peers as determined by Lipper Inc. (“Lipper”) for the year ended December 31, 2020 and, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2020. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, continued to be exceptionally strong over the long term, with The Putnam Funds ranking as the 3rd best performing mutual fund complex out of 44 complexes for the ten-year period, with 2020 marking the fourth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees noted that The Putnam Funds’ performance was solid over the one- and five-year periods, with The Putnam Funds ranking 22nd out of 53 complexes and 14th out of 50 complexes, respectively. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 26 of the funds were four- or five-star rated at the end of 2020 (representing an increase of four funds year-over-year) and that this included seven funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2020 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry

Putnam VT Diversified Income Fund 59

ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2020 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
4th	4th	3rd

Over the one-year, three-year and five-year periods ended December 31, 2020, there were 34, 34 and 24 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the one-year and three-year periods ended December 31, 2020 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance was driven by significant underperformance in the securitized sector in 2020, which resulted from the outsized impact of the COVID-19 pandemic on the commercial mortgage space. The Trustees also noted Putnam Management’s view that the commercial real estate sector was not supported by monetary and fiscal policies to the same extent as other sectors and did not recover as strongly from the downturn in March 2020. The Trustees considered Putnam Management’s observation that several of the fund’s other sector exposures and strategies had performed well in 2020, including the fund’s prepayment strategy and corporate credit exposure.

In addition, the Trustees noted the fund’s strong performance prior to the onset of the COVID-19 pandemic. The Trustees considered Putnam Management’s observation that the fund’s positioning in corporate credit and residential mortgage-backed investments and the rebound in commercial mortgage-backed investments contributed to the fund’s top decile performance year to date, as of March 31, 2021. The Trustees also considered that the fund’s long term performance had improved as of March 31, 2021, as the fund had first quartile performance over the five-year period then-ended. The Trustees noted that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2020 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

60 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 61

This report has been prepared for the shareholders
of Putnam VT Diversified Income Fund.	VTSA028 326460 8/21

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2021